As filed with the Securities and Exchange Commission on January 10, 2024

File No. 333-[_____]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. ____	[ ]
(Check appropriate box or boxes)

FRANKLIN MUTUAL SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)

Registrant’s Area Code and Telephone Number:  (201) 912-2100

101 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ  07078
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

ALISON E. BAUR, ONE FRANKLIN PARKWAY, SAN MATEO, CA  94403-1906
(Name and Address of Agent for Service) (Number and Street) (City) (State) (Zip Code)

Copies to:
Bruce G. Leto, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:
Class A, Class C, Class R6 and Class Z shares of beneficial interest, no par value, of Franklin Mutual Global Discovery Fund.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective on February 9, 2024 pursuant to Rule 488 under the Securities Act of 1933.

FRANKLIN MUTUAL FINANCIAL SERVICES FUND

IMPORTANT SHAREHOLDER INFORMATION
These materials are for a Special Meeting of Shareholders of the Franklin Mutual Financial Services Fund (the “Financial Services Fund”) which will be conducted exclusively online via live webcast and is scheduled for April 5, 2024 at 2 p.m., Eastern time.  These materials discuss a proposal to be voted on at the meeting and contain a Notice of Special Meeting of Shareholders, a Prospectus/Proxy Statement, and a proxy card.  A proxy card is, in essence, a ballot.  When you complete a proxy card, it tells us how you wish the individuals named on your proxy card to vote on important issues relating to the Financial Services Fund.  If you complete, sign and return a proxy card, we’ll vote your proxy exactly as you tell us.  If you simply sign and return a proxy card without indicating how your shares are to be voted, we’ll vote your proxy FOR the proposal, which is in accordance with the Board of Trustees’ recommendation on page [10] of the Prospectus/Proxy Statement.
We urge you to review carefully the proposal in the Prospectus/Proxy Statement.  Then, fill out the enclosed proxy card(s) and return it to us so that we know how you would like to vote.  When shareholders return their proxy cards promptly, additional costs of having to conduct additional solicitations or mailings may be avoided.
PLEASE COMPLETE, SIGN AND RETURN the proxy card you receive.
We welcome your comments.  If you have any questions, call Fund Information at:
(800) DIAL BEN® or (800) 342-5236.

TELEPHONE AND ONLINE VOTING

For your convenience, you may be able to vote by telephone or, if eligible, online, 24 hours a day.  Please follow the instructions on the enclosed proxy card(s) to vote by telephone or online.  If your account is eligible to vote online, separate instructions are enclosed.

FRANKLIN MUTUAL FINANCIAL SERVICES FUND
One Franklin Parkway
San Mateo, California 94403-1906

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To be held on April 5, 2024
To the Shareholders of the Franklin Mutual Financial Services Fund:
NOTICE IS HEREBY GIVEN of a Special Meeting of Shareholders (the “Meeting”) of the Franklin Mutual Financial Services Fund (the “Financial Services Fund”), a series of Franklin Mutual Series Funds (the “Trust”), which will be conducted exclusively online via live webcast on April 5, 2024, at 2 p.m., Eastern time.  The Meeting is being called for the following purposes:
1. To approve a Plan of Reorganization (the “Plan”) between the Financial Services Fund and the Franklin Mutual Global Discovery Fund (the “Global Fund”), another series of the Trust, that provides for:  (i) the acquisition of substantially all of the assets of the Financial Services Fund by the Global Fund in exchange solely for shares of the Global Fund, (ii) the distribution of such shares to the shareholders of the Financial Services Fund, and (iii) the complete liquidation and dissolution of the Financial Services Fund.
2. To transact such other business as may properly come before the Meeting.
A copy of the form of the Plan, which more completely sets forth the terms of the proposed reorganization of the Financial Services Fund into the Global Fund, is attached as Exhibit A to the Prospectus/Proxy Statement.
Shareholders of record as of the close of business on February 5, 2024, are entitled to notice of, and to vote at, the Meeting and any adjournment of the Meeting.
For technical assistance in accessing the Meeting, shareholders can e-mail attendameeting@equiniti.com or call (877) 478-5040.

By Order of the Board of Trustees of the Trust,

Alexander Y. Kymn
Secretary

February __, 2024

You are invited to attend the Meeting, which will be conducted exclusively online via live webcast, but if you cannot do so, the Board of Trustees of the Trust, on behalf of the Financial Services Fund, urges you to complete, date, sign, and return the enclosed proxy card(s) in the enclosed postage-paid return envelope.  It is important that you return your signed proxy card promptly so that a quorum may be ensured at the Meeting.  You may revoke your proxy at any time before it is exercised by the subsequent execution and submission of a revised proxy card, by giving written notice of revocation to the Financial Services Fund at any time before the proxy is exercised, or by voting at the Meeting.  You may vote by touch-tone telephone by calling the telephone number printed on your proxy card and following the recorded instructions.  In addition, if your account is eligible, you may be able to vote online by visiting the website printed on your proxy card and following the online instructions.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 5, 2024

The Notice of Special Meeting of Shareholders, Prospectus/Proxy Statement and related Statement of Additional Information are available online at https://vote.proxyonline.com/Franklin/docs/FinancialServicesFund.pdf

If you have any questions, would like to vote your shares, or wish to obtain instructions on how to attend the Meeting and vote at the Meeting, please call EQ Fund Solutions, LLC, our proxy solicitor, toll free at (877) 478-5040.

Prospectus/Proxy Statement

When reading this Prospectus/Proxy Statement, you will notice that certain terms are capitalized.  The more significant of those capitalized terms are explained in our glossary section at the back of the Prospectus/Proxy Statement.

i

INFORMATION ABOUT THE TRANSACTION	24
How will the Transaction be carried out?	24
Who will pay the expenses of the Transaction?	25
What should I know about Global Fund Shares?	25
What are the capitalizations of the Funds and what might the Global Fund’s capitalization be after the Transaction?	25

COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS	26
How do the investment goals and strategies of the Funds compare?	26
How do the fundamental investment policies of the Funds differ?	28
What are the principal investment risks associated with investments in the Funds?	29

FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION	33

INFORMATION ABOUT THE FUNDS	37

FURTHER INFORMATION ABOUT THE FUNDS	37

VOTING INFORMATION	39
How many votes are necessary to approve the Plan?	39
How do I ensure my vote is accurately recorded?	39
May I revoke my proxy?	40
What other matters will be voted upon at the Meeting?	40
Who is entitled to vote?	40
How will proxies be solicited?	40
Are there dissenters’ rights?	41

PRINCIPAL HOLDERS OF SHARES	42

SHAREHOLDER PROPOSALS	42

ADJOURNMENT	43

GLOSSARY	44

EXHIBITS TO THE PROSPECTUS/PROXY STATEMENT	45
A.	Plan of Reorganization
B.	Financial Highlights of the Financial Services Fund and Global Fund
C.	Principal Holders of Securities
ii

PROSPECTUS/PROXY STATEMENT
Dated February __, 2024

Acquisition of Substantially All of the Assets of
FRANKLIN MUTUAL FINANCIAL SERVICES FUND

By and in Exchange for Shares of

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
(each a series of Franklin Mutual Series Funds) (the “Trust”)

This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting of Shareholders (the “Meeting”) of the Franklin Mutual Financial Services Fund (the “Financial Services Fund”).  The Meeting will be conducted exclusively online via live webcast on April 5, 2024, at 2 p.m., Eastern time.  At the Meeting, shareholders of the Financial Services Fund will be asked to approve a Plan of Reorganization (the “Plan”).  If the Financial Services Fund shareholders vote to approve the Plan, substantially all of the assets of the Financial Services Fund will be acquired by the Franklin Mutual Global Discovery Fund (the “Global Fund”) in exchange for Class A, Class C, Class R6 and Class Z shares of the Global Fund.
The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

The Board of Trustees of the Trust (the “Board”), on behalf of the Financial Services Fund, is soliciting these proxies.  This Prospectus/Proxy Statement will first be sent to shareholders on or about February __, 2024.
If the Financial Services Fund shareholders vote to approve the Plan, you will receive Class A, Class C, Class R6 and/or Class Z shares of the Global Fund of equivalent aggregate net asset value (“NAV”) to your investment in the corresponding class of shares of the Financial Services Fund.  The Financial Services Fund will then be liquidated and dissolved.
The Financial Services Fund and the Global Fund (each, a “Fund” and, collectively, the “Funds”) have similar principal investment strategies and goals and both are managed in a similar fashion by Franklin Mutual Advisers, LLC (“FMA” or the “Investment Manager”).  The Funds have different investment management fee schedules.  At common net asset levels below $3.5 billion and above $18.8 billion, the investment management effective fee rates of the Financial Services Fund are higher than those of the Global Fund; at common net asset levels between $3.5 billion and $18.8 billion, the effective fee rates of the Global Fund are higher than the those of the Financial Services Fund. However, the effective investment management fee of the Global Fund is lower than the Financial Services Fund.  The Global Fund has lower annual fund operating expenses (both before and after fee waivers) for all share classes, a larger asset size and stronger historical investment performance than the Financial Services Fund, which are discussed in more detail below.  The Financial Services Fund’s investment goal is capital appreciation, which may occasionally be short term.  The secondary goal is income.  The Global Fund’s investment goal is capital appreciation.

This Prospectus/Proxy Statement includes information about the Plan and the Global Fund that you should know before voting on the Plan, which, if approved, could result in your investing in the Global Fund.  You should retain this Prospectus/Proxy Statement for future reference.  Additional information about the Financial Services Fund, the Global Fund and the proposed transaction has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents:
•
The Prospectus of the Financial Services Fund – Class A, Class C, Class R6 and Class Z shares and the Global Fund – Class A, Class C, Class R, Class R6 and Class Z shares dated May 1, 2023, as supplemented to date (the “Combined Prospectus”), which is enclosed herewith and incorporated herein by reference and considered a part of this Prospectus/Proxy Statement.

•
A Statement of Additional Information (“SAI”), dated February __, 2024, relating to this Prospectus/Proxy Statement, which has been filed with the SEC, is incorporated herein by reference and considered a part of this Prospectus/Proxy Statement.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or the Combined Prospectus without charge by calling (800) DIAL-BEN/ (800) 342-5236  or by writing to Franklin Templeton at P.O. Box 33030, St. Petersburg FL 33733-8030.

SUMMARY
This is only a summary of certain information contained in this Prospectus/Proxy Statement.  You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the form of the Plan (attached as Exhibit A) and the Combined Prospectus (enclosed).
What am I being asked to vote upon?
Shareholders of the Financial Services Fund are being asked to approve the Plan that provides for: (1) the acquisition of substantially all of the assets of the Financial Services Fund by the Global Fund in exchange solely for shares of the Global Fund; (2) the distribution of such shares to the shareholders of the Financial Services Fund; and (3) the complete liquidation and dissolution of the Financial Services Fund.
What will happen if shareholders approve the Plan?
If the Financial Services Fund’s shareholders vote to approve the Plan, then shareholders of the Financial Services Fund will become shareholders of the Global Fund on or about April 26, 2024, and will no longer be shareholders of the Financial Services Fund.  Shareholders of the Financial Services Fund will receive Class A, Class C, Class R6 and Class Z shares of the Global Fund (“Global Fund Shares”) with an aggregate NAV equivalent to their investment in the corresponding class of shares of the Financial Services Fund as noted in the chart below.
Financial Services Fund	Global Fund
Class A	Class A
Class C	Class C
Class R6	Class R6
Class Z	Class Z

In particular, the Plan provides that: (1) substantially all of the assets of the Financial Services Fund will be acquired by the Global Fund in exchange for Global Fund Shares; and (2) the Global Fund Shares received by the Financial Services Fund in the exchange will then be distributed to shareholders of the corresponding class of shares of the Financial Services Fund.  Because the Funds have different NAVs per share, the number of Global Fund Shares that you receive will likely be different than the number of shares of the Financial Services Fund that you own, but the total value of your investment will be the same immediately before and after the exchange.  After the Global Fund Shares are distributed to the Financial Services Fund’s shareholders, the Global Fund will be completely liquidated and dissolved.  (The proposed transaction is referred to in this Prospectus/Proxy Statement as the “Transaction.”)
For more information concerning the similarities regarding share purchase, redemption and exchange procedures of the Funds, please see “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – What are the distribution and purchase procedures of the Funds?” and “– What are the redemption procedures and exchange privileges of the Funds?”

How will the Transaction affect me?
If the Transaction is completed, you will cease to be a shareholder of the Financial Services Fund and you will become a shareholder of the Global Fund.  Summarized below are some of the considerations for deciding whether to vote “FOR” the Plan:

Investment Goals, Strategies, Policies and Risks.  The Funds have similar fundamental investment goals.  The investment goal of the Financial Services Fund is capital appreciation, which may occasionally be short term.  The secondary goal is income.  The investment goal of the Global Fund is capital appreciation.  Both Funds are managed by the same investment manager but have different portfolio managers.
Under normal market conditions, the Financial Services Fund invests at least 80% of its net assets in securities of financial services companies that the Investment Manager believes are available at market prices less than their value based on certain recognized or objective criteria (fundamental value).  Similarly, the Global Fund invests primarily in equity securities (including securities convertible into, or that the Investment Manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the Investment Manager believes are available at market prices less than their value based on certain recognized or objective criteria (fundamental value).  The equity securities in which the Funds invest are primarily common stock.  Following a value-oriented strategy, the Funds invest primarily in undervalued securities (securities trading at a discount to fundamental value).  To a lesser extent, the Global Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.
Neither Fund is limited to pre-set maximums or minimums governing the size of the companies in which it may invest.  However, the Financial Services Fund invests the equity portion of its portfolio substantially in mid- and large cap companies and may invest a significant portion of its equity portfolio in small-cap companies.  Similarly, the Global Fund currently invests the equity portion of its portfolio predominantly in mid- and large-cap companies, with the remaining portion of its equity portfolio in smaller companies.  While the Global Fund does not concentrate investments in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.
The Financial Services Fund may invest in foreign securities without limit.  Although the Investment Manager will search for investments across a large number of countries and regions, from time to time, based on economic conditions, the Financial Services Fund may have significant positions in particular countries or regions.  Similarly, the Global Fund may invest substantially and potentially up to 100% of its assets in foreign securities and participations in foreign government debt.  Depending on market conditions, the Global Fund’s investments in foreign securities may fluctuate, but the Global Fund generally invests at least 30% of its assets in foreign securities or other investments that provide exposure to foreign securities.  The Global Fund presently does not intend to invest more than a portion (no more than 25%) of its assets in securities of issuers located in emerging market countries.  Although the Investment Manager will search for investments across a large number of countries and regions, from time to time, based on economic conditions, the Funds may have significant positions in particular countries or regions.

Each Fund regularly attempts to hedge (protect) against currency risks, largely using currency forward contracts and currency futures contracts (including currency index futures contracts) when, in the Investment Manager’s opinion, it would be advantageous to the Fund to do so. The Funds may also, from time to time, attempt to hedge against market risk using a variety of derivatives.
If the Transaction is approved by the Financial Services Fund’s shareholders and consummated, former shareholders of the Financial Services Fund will be invested in a Fund that has greater flexibility to invest in a broader range of U.S. and foreign companies operating in diverse sectors and industries, including but not limited to, capital goods, health care, pharmaceuticals, energy and media and entertainment.  There are similarities and differences in the principal investment risks of the Financial Services Fund and Global Fund.  Both Funds primarily invest in common stocks, have the ability to invest in foreign equity securities, may invest in securities issued by small capitalization and mid capitalization companies, invest in merger arbitrage securities and the debt and equity of distressed companies, and focus on undervalued securities.  Accordingly, both Funds disclose that they are subject to market, value style investing, foreign securities (non-U.S.), small and mid capitalization companies, credit, merger arbitrage securities and distressed companies, and high-yield debt securities as principal investment risks.  The Financial Services Fund has significant investments in the financial services sector, and therefore the Financial Services Fund, but not the Global Fund, discloses financial services companies risk as a principal investment risk. The Global Fund may make significant investments in other certain sectors, and therefore the Global Discovery Fund, but not the Financial Services Fund, discloses focus risk as a principal investment risk.
For a more complete discussion, see the sections below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the significant differences between the investment goals, strategies, and policies of the Funds?” and “– How do the principal investment risks of the Funds compare?” and “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – How do the fundamental investment policies of the Funds differ?” and “– What are the principal investment risks associated with investments in the Funds?”  For additional information regarding the terms used in this section, see the glossary at the back of the Prospectus/Proxy Statement.
Potential Cost Savings.  As shown in the table below, the total annual operating expenses of the Global Fund Shares are less than those of the corresponding share class of the Financial Services Fund.  The following table compares the annualized net expense ratio, after any applicable fee waivers or expense reimbursements, for each class of shares of the Global Fund that will be received by shareholders of the Financial Services Fund in connection with the Transaction with those of the corresponding class of shares of the Global Fund, as of June 30, 2023.
ANNUAL FUND OPERATING EXPENSES1

Share Class	Financial Services Fund	Global Fund
Class A	1.31%	1.22%
Class C	2.06%	1.97%
Class R6	1.00%[2]	0.89%
Class Z	1.06%	0.97%

[1]	Expense ratios (annualized) reflect annual fund operating expenses for the six months ended June 30, 2023 for each Fund.
[2]
The transfer agent of the Financial Services Fund has agreed to limit its fees on Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03%. This arrangement is expected to continue until April 30, 2025. During the term, the expense reimbursement agreement may not be terminated or amended without approval of the Board except to add series or classes, to reflect the extension of termination dates or to lower the expense limitation (which would result in lower fees for shareholders).

As of December 31, 2023, the Global Fund had a significantly larger asset base (approximately $9.07 billion) than the Financial Services Fund (approximately $354.69 million).  The Transaction is not projected to have a material impact on the expense ratio of the Global Fund.
For a more detailed comparison of the Funds’ fees and expenses, see the sections below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the Funds’ investment management fees?” and “– What are the fees and expenses of each Fund and what might they be after the Transaction?”

In evaluating the Transaction, shareholders may also wish to consider the following:

Better Relative Past Performance.  The Global Fund, on an average annual total return basis, has outperformed the Financial Services Fund for the one-, three-, and five-year periods ended December 31, 2023.

Average Annual Total Return (at NAV)	Financial Services Fund Class A (w/o sales load)	Global Fund Class A (w/o sales load)
1 Year	12.03%	20.26%
3 Years	9.61%	10.92%
5 Years	7.84%	10.11%
10 Years	6.28%	6.04%

More detailed performance information for periods ended December 31, 2023 (including the performance of the Funds’ other share classes) is included below under the section “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – How do the performance records of the Funds compare?” in this Prospectus/Proxy Statement.  Performance information for periods ended December 31, 2022, with and without sales charges, is incorporated by reference to the Combined Prospectus under the section “Fund Summary – Information about the Fund you should know before investing – Performance” for each Fund. Because all share classes are invested in the same portfolio of securities, performance for other share classes differs only to the extent that the classes do not have the same expenses.

Costs of the Transaction.  Each Fund will pay 25% of the expenses of the Transaction, including proxy solicitation costs.  FMA will pay the remaining 50% of such expenses.  The total amount of the expenses for the Transaction is estimated to be approximately $232,000 (or approximately $58,000 to be paid by each Fund) and will be allocated in the foregoing manner whether or not the Transaction is consummated.  The estimate does not include related portfolio transaction costs, which are to be borne entirely by the relevant Fund.  The Board and Management (as defined below) believe that a partial allocation of Transaction expenses to each Fund is appropriate because the Transaction is expected to be beneficial to each Fund and its shareholders.  Although the Global Fund will be bearing a portion of the Transaction expenses, the Board believes that the Transaction is beneficial to the Global Fund and its shareholders because the Global Fund will be receiving portfolio securities that it may otherwise acquire for its portfolio from the Financial Services Fund without incurring transaction costs. For a more detailed discussion of the considerations of the Board, see the section below titled “REASONS FOR THE TRANSACTION.”  It is expected that the Transaction will be consummated if approved by shareholders.
Repositioning of the Financial Services Fund’s Portfolio Assets.  FMA currently estimates that a portion of the Financial Services Fund’s portfolio assets may be sold in connection with the closing of the Transaction as part of a portfolio repositioning and separate from normal portfolio turnover.  Such possible sales may depend in part on market conditions and upon the possible need to sell additional portfolio securities to meet redemptions prior to the closing of the Transaction.  In addition, some securities will need to be sold if they do not meet the prospectus allowances for the combined Global Fund.  Management anticipates that any securities sold in connection with a portfolio repositioning will be disposed of mostly by the Global Fund.  These sales may result in the realization of capital gains, reduced by any available capital loss carryovers, which would be distributed to shareholders.  The amount of any capital gains that may be realized and distributed to the shareholders will depend upon a variety of factors, including the Financial Services Fund’s net unrealized appreciation in the value of its portfolio assets at that time.  Taking into account the Financial Services Fund’s net unrealized appreciation in portfolio assets on a tax basis at December 31, 2022 of $13,430,674 ($0.87 per share; 3.67% of net asset value) and the total capital loss carryovers available as of such date to offset any capital gains realized by the Financial Services Fund of $22,550,737 not subject to expiration, it is not anticipated that the sale of a portion of the portfolio assets prior to the closing of the Transaction should result in any material amounts of capital gains being distributed to shareholders.

Additionally, if the sale of such portfolio assets occurs after the closing of the Transaction, the ability of the combined Global Fund to fully use the Financial Services Fund’s capital loss carryovers as of the closing, if any, to offset the resulting capital gain may be limited as described below, which may result in shareholders of the Global Fund receiving a greater amount of capital gain distributions than they would have had the Transaction not occurred.  Transaction costs also may be incurred due to the repositioning of the portfolio.  Management believes that these portfolio transaction costs will be approximately 0.13% of the combined Global Fund’s annualized total operating expenses and are expected to be approximately $130,000.

For more information, please see the section “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION.”

What are the federal income tax consequences of the Transaction?
The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes, and the delivery of a legal opinion to that effect is a condition of closing the Transaction, although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position.  Being a tax-free reorganization means that, subject to the limited exceptions described below under the heading “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION,” the shareholders of the Financial Services Fund will not recognize income, gain or loss for federal income tax purposes upon the exchange of all of their shares in the Financial Services Fund for Global Fund Shares.
Shareholders of the Financial Services Fund will receive a proportionate share of any taxable income and gains realized by the Global Fund and not distributed to its shareholders prior to the Transaction when such income and gains are eventually distributed by the combined Global Fund.  In addition, the combined Global Fund, following the Transaction, is expected to have proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than the Financial Services Fund. As a result, shareholders of the Financial Services Fund, post-closing, are expected to receive a greater amount of taxable distributions than they would have if the Transaction had not occurred.
Shareholders should consult their tax advisers about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this Prospectus/Proxy Statement relates only to the federal income tax consequences of the Transaction.  For more information, please see the section “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION.”
How do the distribution and purchase procedures of the Funds compare?
Shares of the Financial Services Fund and the Global Fund are sold on a continuous basis by Franklin Distributors, LLC (“Distributors”).  Distribution and purchase procedures are the same for each Fund.
Effective at the close of market (1:00 p.m. Pacific time) on January 29, 2024, the Financial Services Fund closed to all new investors except as noted below.  Existing investors who had an open and funded account on January 29, 2024 may continue to invest in the Financial Services Fund through exchanges and additional purchases after such date.  The following categories of investors may continue to open new accounts in the Financial Services Fund after the close of market on January 29, 2024: (1) clients of discretionary investment allocation programs where such programs had investments in the Fund prior to the close of market on January 29, 2024; and (2) Employer Sponsored Retirement Plans or benefit plans and their participants where the Financial Services Fund was available to participants prior to the close of market on January 29, 2024.  If the Transaction is approved by shareholders of the Financial Services Fund, the Fund will not accept any additional purchases or exchanges after the close of market on or about April 24, 2024.

For a more complete discussion, see the section below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the distribution and purchase procedures of the Funds?”
How do the redemption procedures and exchange privileges of the Funds compare?
The Funds have the same redemption procedures and exchange privileges.
For a more complete discussion, see the section below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the redemption procedures and exchange privileges of the Funds?”
What is the anticipated timing of the Transaction?
The Meeting is scheduled to occur on April 5, 2024.  If all necessary approvals are obtained, the Transaction is currently expected to be completed on or about April 26, 2024.
What happens if the Transaction is not approved?
If the Transaction is not approved by the Financial Services Fund’s shareholders or does not close for any reason, such shareholders will remain shareholders of the Financial Services Fund, and the Financial Services Fund will continue to operate.  The Board then will consider such other actions as it deems necessary or appropriate, including possible liquidation, for the Financial Services Fund.
How will shareholder voting be handled?
Shareholders who own shares of the Financial Services Fund at the close of business on February 5, 2024 (the “Record Date”) will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a proportionate fractional vote for each fractional share that they hold.  Approval of the Transaction by the Financial Services Fund requires the affirmative vote of the lesser of:  (i) a majority of the outstanding shares of the Financial Services Fund or (ii) 67% or more of the outstanding shares of the Financial Services Fund present or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the Financial Services Fund are present or represented by proxy (“1940 Act Majority Vote”).  EQ Fund Solutions, LLC has been retained by the Financial Services Fund to assist in the solicitation of proxies and collect and tabulate shareholder votes.  EQ Fund Solutions, LLC is not affiliated with the Funds or Franklin Resources Inc.
Please vote by proxy as soon as you receive this Prospectus/Proxy Statement.  You may cast your vote by completing, signing, and mailing the enclosed proxy card, by calling the number on the enclosed proxy card(s), or online by following the on‑line instructions if your account is eligible.  If you vote by any of these methods, the persons appointed as proxies will officially cast your votes on your behalf at the Meeting.  You may also attend the Meeting and cast your vote at the Meeting which will be conducted exclusively online via live webcast.

You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting.  For more details about shareholder voting, see the “VOTING INFORMATION” section of this Prospectus/Proxy Statement.
What is the Board’s recommendation regarding the proposal?
The Board unanimously recommends that you vote FOR the Plan.  At a meeting held on December 13-14, 2023, the Board considered the proposal to reorganize the Financial Services Fund with and into the Global Fund, unanimously approved the Plan, and voted to recommend that shareholders of the Financial Services Fund vote to approve the Plan.  For the reasons set forth in the “REASONS FOR THE TRANSACTION” section of this Prospectus/Proxy Statement, the Board, including the Independent Trustees, has determined that participation in the Transaction is in the best interests of the Financial Services Fund.  The Board also concluded that no dilution in value would result to the shareholders of the Financial Services Fund as a result of the Transaction.
THE BOARD, ON BEHALF OF THE FINANCIAL SERVICES FUND, UNANIMOUSLY RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.

COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS
What are the significant differences between the investment goals, strategies, and policies of the Funds?
While the Funds and their portfolio holdings are similar enough for the Transaction to qualify as a tax-free reorganization for federal income tax purposes as described in more detail in the section “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION,” there are some differences between the Funds’ investment goals and strategies that are highlighted below.
Similar Investment Goals.  The investment goal of the Financial Services Fund is capital appreciation, which may occasionally be short term.  The secondary goal is income.  The investment goal of the Global Fund is capital appreciation.
Principal Investment Strategies.  Under normal market conditions, the Financial Services Fund invests at least 80% of its net assets in securities of financial services companies that the Investment Manager believes are available at market prices less than their value based on certain recognized or objective criteria (fundamental value).  Similarly, the Global Fund invests primarily in equity securities (including securities convertible into, or that the Investment Manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the Investment Manager believes are available at market prices less than their value based on certain recognized or objective criteria (fundamental value).  The equity securities in which the Funds invest are primarily common stock.  Following a value-oriented strategy, the Funds invest primarily in undervalued securities (securities trading at a discount to fundamental value).   To a lesser extent, the Global Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.
Neither Fund is limited to pre-set maximums or minimums governing the size of the companies in which it may invest.  However, the Financial Services Fund invests the equity portion of its portfolio substantially in mid- and large cap companies and may invest a significant portion of its equity portfolio in small-cap companies.  Similarly, the Global Fund currently invests the equity portion of its portfolio predominantly in mid- and large-cap companies, with the remaining portion of its equity portfolio in smaller companies.  While the Global Fund, unlike the Financial Services Fund, does not concentrate investments in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

The Financial Services Fund may invest in foreign securities without limit.  Although the investment manager will search for investments across a large number of countries and regions, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or regions.  Similarly, the Global Fund may invest substantially and potentially up to 100% of its assets in foreign securities and participations in foreign government debt.  Depending on market conditions, the Global Fund’s investments in foreign securities may fluctuate, but the Global Fund generally invests at least 30% of its assets in foreign securities or other investments that provide exposure to foreign securities.  The Global Fund presently does not intend to invest more than a portion (no more than 25%) of its assets in securities of issuers located in emerging market countries.  Although the Investment Manager will search for investments across a large number of countries and regions, from time to time, based on economic conditions, the Funds may have significant positions in particular countries or regions.
Each Fund regularly attempts to hedge (protect) against currency risks, largely using currency forward contracts and currency futures contracts (including currency index futures contracts) when, in the Investment Manager’s opinion, it would be advantageous to the Fund to do so. The Funds may also, from time to time, attempt to hedge against market risk using a variety of derivatives.
For both Funds, the Investment Manager employs the same portfolio selection process.  For each Fund, the Investment Manager employs a research driven, fundamental value strategy. Investments are generally selected based on the investment manager's own analysis of the security's fundamental value, including for equity securities, an analysis of cash flow potential, long-term earnings, multiples of earnings, book value, and fundamental analysis, including environmental, social and governance (ESG) considerations. The Investment Manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type. The Investment Manager does not assess every investment for ESG factors and when it does, not every ESG factor may be identified or evaluated.
Fundamental Investment Policies (i.e., a policy changeable only by shareholders’ vote): The Funds have the same fundamental investment policies regarding borrowing money, acting as underwriter, making loans, purchasing or selling real estate, purchasing or selling physical commodities, issuing senior securities, purchasing the securities of any one issuer, and diversifying investments.
The fundamental policies regarding industry concentration are materially different for each of the Funds, as shown in the table below.

Financial Services Fund will not:	Global Fund may not:
Invest more than 25% of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that, under normal market conditions, the Fund will invest more than 25% of its net assets in the securities issued by companies operating in the financial services industry.*

* Although not part of the Financial Services Fund's fundamental investment restriction, for illustrative purposes, such industries currently include, but are not limited to, banking, savings and loans, credit cards, securities brokerage, sub-prime lending, investment management and insurance.

Invest more than 25% of the Fund's net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

For more information about the investment goals, strategies and policies of the Funds, please see the section titled “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS” in this Prospectus/Proxy Statement.
How do the principal investment risks of the Funds compare?
Investments in both Funds involve risks common to most mutual funds.  You could lose money by investing in either Fund.  There are similarities and differences in the principal investment risks of the Financial Services Fund and Global Fund.  Both Funds primarily invest in common stocks, have the ability to invest in foreign equity securities, may invest in securities issued by small capitalization and mid capitalization companies, invest in merger arbitrage securities and the debt and equity of distressed companies, and focus on undervalued securities.  Accordingly, both Funds disclose that they are subject to market, value style investing, foreign securities (non-U.S.), small and mid capitalization companies, credit, merger arbitrage securities and distressed companies, liquidity and high-yield debt securities as principal investment risks.  The Financial Services Fund, but not the Global Fund, has significant investments in the financial services sector, and therefore the Financial Services Fund discloses financial services companies risk as a principal investment risk. The Global Fund may make significant investments in other certain sectors, and therefore the Global Discovery Fund, but not the Financial Services Fund, discloses focus risk as a principal investment risk.
For more information about the principal investment risks of the Funds, please see the section titled “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – What are the principal investment risks associated with investments in the Funds?”
What are the distribution and purchase procedures of the Funds?
Shares of each Fund are sold on a continuous basis by Distributors.  Class A shares of each Fund are generally sold at NAV per share plus a sales charge.  The maximum front-end sales charge imposed on purchases of Class A shares of both Funds is 5.50%, with reduced charges for purchases of $25,000 or more, and no front-end sales charge for purchases of $1 million or more.  There is a 1.00% contingent deferred sales charge (“CDSC”) that applies to purchases of $1 million or more purchases without an initial sales charge on Class A shares sold within 18 months of purchase.  Class C shares are generally subject to a 1.00% CDSC on shares sold within 12 months of purchase.  Class R6 and Class Z shares of each Fund are not subject to a sales charge.

Holders of Class A shares of the Financial Services Fund will not be assessed a sales charge on their receipt of the Global Fund’s Class A shares in connection with the Transaction.  No CDSC will be charged to the Financial Services Fund’s shareholders in connection with the exchange of their shares pursuant to the terms of the Transaction.  Additional information and specific instructions explaining how to buy shares of each Fund are outlined in the Combined Prospectus, under the heading “Your Account.”
What are the redemption procedures and exchange privileges of the Funds?
Each Fund offers the same redemption features pursuant to which redemption proceeds are remitted by check after prompt receipt of proper documents, including signature guarantees under certain circumstances.  Each Fund’s shares may be redeemed at any time at the NAV next calculated after a shareholder’s request is received in proper form.  Each Fund has the same exchange privileges in that you can exchange shares between most Franklin Templeton or Legg Mason Funds within the same class, generally without paying any additional sales charges.  Shares of each Fund may be redeemed at their respective NAV per share subject to any applicable CDSC.  For purchases of $1 million or more, redemptions of Class A shares of a Fund that were purchased without an initial sales charge generally are subject to a 1.00% CDSC if redeemed within 18 months of their purchase.  Class C shares generally are subject to a 1.00% CDSC if redeemed within 12 months of their purchase.  Class R6 and Class Z shares of each Fund are not subject to a CDSC.  In addition to the permissible exchanges between funds within the same share class described above, if the Franklin Templeton or Legg Mason fund into which you wish to exchange your shares does not offer the class of shares in which you are currently invested, you may exchange to certain specified other share classes as disclosed in the Combined Prospectus. Additional information and specific instructions explaining how to redeem and exchange shares of each Fund are outlined in the Combined Prospectus, under the heading “Your Account.”  The Combined Prospectus also lists, under the heading “Questions,” phone numbers for you to call if you have any questions about your account.
Who manages the Funds?
The Board provides general oversight of the business and affairs of each Fund but is not involved in day-to-day management or securities selection.  Each Fund is a diversified series of the Trust, an open-end management investment company (commonly called a mutual fund) registered with the SEC.
Investment Manager.  FMA, 101 John F. Kennedy Parkway, Short Hills, New Jersey 07078, serves as investment manager for both Funds.  FMA is a wholly owned subsidiary of Franklin Resources, Inc. (“FRI”).  FRI is a publicly owned holding company with its principal offices located at One Franklin Parkway, San Mateo, CA 94403-1906.  FMA and its affiliates have

$1.41 trillion in assets under management as of November 30, 2023.  Charles B. Johnson (former Chairman and Director of FRI) and Rupert H. Johnson, Jr. are principal shareholders of FRI.

Fund Management Teams.  The portfolio managers have responsibility for the day-to-day management of the Funds and seek to develop ideas and implement investment strategies for each Fund.

Portfolio Managers of the Funds
Financial Services Fund	Global Fund
Andrew Dinnhaupt, CFA	Christian Correa, CFA
Luis Hernandez	Katrina Dudley, CFA (until February 29, 2024)
Timothy Rankin, CFA

The current members of the Global Fund’s management team are expected to continue to manage the Global Fund after the Transaction.  The SAI for the Funds dated May 1, 2023, as supplemented to date (the “Combined SAI”), provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund.  For information on how to obtain a copy of the Combined SAI, please see the section entitled “INFORMATION ABOUT THE FUNDS.”
What are the Funds’ investment management fees?
As shown in the table below, at common net asset levels below $3.5 billion and above $18.8 billion, the investment management effective fee rates of the Financial Services Fund are higher than those of the Global Fund; at common net asset levels between $3.5 billion and $18.8 billion, the effective fee rates of the Global Fund are higher than the those of the Financial Services Fund. As noted above, the effective investment management fee of the Global Fund is lower than the Financial Services Fund, and the Financial Services Fund’s shareholders will experience a reduction in the overall total expense ratio that applies to their investment if the Financial Services Fund is reorganized into the Global Fund.
The investment management fee, including breakpoints, under the investment management agreements between FMA and the Trust, on behalf of each of the Financial Services Fund and the Global Fund, are as follows:

Financial Services Fund	Global Fund
0.875% of the value of net assets up to and including $1 billion;	0.845% of the value of net assets up to and including $7 billion;
0.845% of the value of net assets over $1 billion, up to and including $2 billion;	0.825% of the value of net assets over $7 billion, up to and including $10 billion;
0.825% of the value of net assets over $2 billion, up to and including $5 billion; and	0.805% of the value of net assets over $10 billion, up to and including $13 billion;
0.805% of the value of net assets in excess of $5 billion.	0.785% of the value of net assets over $13 billion, up to and including $16 billion;
0.765% of the value of net assets over $16 billion, up to and including $19 billion;

Financial Services Fund	Global Fund
0.745% of the value of net assets over $19 billion, up to and including $22 billion;
0.725% of the value of net assets over $22 billion, up to and including $25 billion;
0.705% of the value of net assets over $25 billion, up to and including $28 billion; and
0.685% of the value of net assets in excess of $28 billion.

For the fiscal year ended December 31, 2022, the Financial Services Fund paid FMA investment management fees of $3,350,945 (before waivers) and $3,350,797 (after waivers).  For the fiscal year ended December 31, 2022, the Global Fund paid FMA investment management fees of $76,660,477 (before waivers) and $76,656,977 (after waivers).  A discussion regarding the basis for the Board’s approval of the investment management agreement for each Fund is available in the Funds’ most recent Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2023.
Each Fund has an investment management arrangement that includes both investment management and administrative services, and the agreements are substantially similar.  FMA has subcontracted with Franklin Templeton Services, LLC (“FT Services”) to provide administrative services and facilities to the Funds.  For such services, FMA pays FT Services an administrative fee, that is not an additional expense of the Funds, out of its investment management fees from each Fund.
What are the fees and expenses of each Fund and what might they be after the Transaction?
The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Funds.  Expense ratios reflect annual fund operating expenses for the one-year period for each of the Financial Services Fund and Global Fund.  The tables also show the pro forma estimated fees and expenses for the Global Fund, assuming that (i) shareholders of the Financial Services Fund approve the Plan; (ii) the Transaction had been completed as of June 30, 2023; and (iii) the Global Fund had one year of combined operations.  The purpose of the tables is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a shareholder of the combined Global Fund.
You will not pay any initial or deferred sales charge in connection with the Transaction.
TABLE OF SHAREHOLDER FEES (both Funds)
The following table shows shareholder fees paid directly from a new investment, which will remain the same after the Transaction.  You will not pay these charges in connection with the Transaction.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R6	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sales proceeds)	None[1]	1.00%	None	None
[1]
There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investment of $1 Million or More" under "Choosing a Share Class" in the Combined Prospectus) and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

ANNUAL OPERATING EXPENSE TABLE FOR CLASS A, CLASS C, CLASS R6 AND CLASS Z SHARES OF THE FUNDS AND PROJECTED EXPENSES AFTER THE TRANSACTION

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)[1]	Financial Services Fund (Class A)	Global Fund (Class A)	Pro Forma Combined Global Fund (Class A)[2]

Management fees	0.87%	0.84%	0.84%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.19%	0.13%	0.13%
Total annual Fund operating expenses	1.31%	1.22%	1.22%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)[1]	Financial Services Fund (Class C)	Global Fund (Class C)	Pro Forma Combined Global Fund (Class C)[2]

Management fees	0.87%	0.84%	0.84%
Distribution and service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.19%	0.13%	0.13%
Total annual Fund operating expenses	2.06%	1.97%	1.97%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)[1]	Financial Services Fund (Class R6)	Global Fund (Class R6)	Pro Forma Combined Global Fund (Class R6)[2]

Management fees	0.87%	0.84%	0.84%
Distribution and service (12b-1) fees	None	None	None
Other expenses	0.24%	0.05%	0.05%
Total annual Fund operating expenses	1.11%	0.89%	0.89%
Fee waiver and/or expense reimbursement	-0.11%[3]	0.00%	0.00%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.00%	0.89%	0.89%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)[1]	Financial Services Fund (Class Z)	Global Fund (Class Z)	Pro Forma Combined Global Fund (Class Z)[2]

Management fees	0.87%	0.84%	0.84%
Distribution and service (12b-1) fees	None	None	None
Other expenses	0.19%	0.13%	0.13%
Total annual Fund operating expenses	1.06%	0.97%	0.97%
[1]	Expense ratios (annualized) reflect annual fund operating expenses for the six months ended June 30, 2023 for each Fund.
[2]
Pro forma expenses (annualized) are based on current and anticipated Global Fund expenses as if the Transaction had been effective as of June 30, 2023 and experienced a year of combined operations. They do not include estimated costs of the Transaction of approximately $58,000 to be borne by the Global Fund.

[3]
The transfer agent of the Financial Services Fund has agreed to limit its fees on Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03%. This arrangement is expected to continue until April 30, 2025. During the term, the expense reimbursement agreement may not be terminated or amended without approval of the Board except to add series or classes, to reflect the extension of termination dates or to lower the expense limitation (which would result in lower fees for shareholders).

Example
These examples are intended to help you compare the cost of investing in the Financial Services Fund’s Class A, Class C, Class R6 and Class Z shares with the cost of investing in the Global Fund’s Class A, Class C, Class R6 and Class Z shares, both before and after the Transaction.  The example assumes:
•	You invest $10,000 in the Financial Services Fund and in the Global Fund for the periods shown;
•	Your investment has a 5% return each year;
•	The Funds’ operating expenses remain the same, taking into account any contractual waivers for the applicable period; and
•	You sell your shares at the end of the period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Financial Services Fund - Class A	$676[1]	$943	$1,230	$2,043
Global Fund - Class A	667[1]	916	1,183	1,945
Pro Forma Global Fund - Class A (assuming the Transaction is completed)	667[1]	916	1,183	1,945
1  Assumes a CDSC will not apply.

	1 Year	3 Years	5 Years	10 Years
Financial Services Fund - Class C	$309	$645	$1,108	$2,197
Global Fund - Class C	300	618	1,062	2,101
Pro Forma Global Fund - Class C (assuming the Transaction is completed)	300	618	1,062	2,101

	1 Year	3 Years	5 Years	10 Years
Financial Services Fund - Class R6	$102	$342	$601	$1,342
Global Fund - Class R6	91	284	493	1,096
Pro Forma Global Fund - Class R6 (assuming the Transaction is completed)	91	284	493	1,096

	1 Year	3 Years	5 Years	10 Years
Financial Services Fund – Class Z	$108	$337	$584	$1,293
Global Fund – Class Z	99	309	536	1,189
Pro Forma Global Fund – Class Z (assuming the Transaction is completed)	99	309	536	1,189

If you do not sell your shares:	1 Year	3 Years	5 Years	10 Years
Financial Services Fund - Class C	$209	$645	$1,108	$2,197
Global Fund - Class C	200	618	1,062	2,101
Pro Forma Global Fund - Class C (assuming the Transaction is completed)	200	618	1,062	2,101

How do the performance records of the Funds compare?
The average total return figures for Class A, Class C, Class R6 and Class Z shares of the Funds, with and without any applicable sales charges and before taxes, as of December 31, 2023 are shown below.  The Funds’ past performance is not necessarily an indication of how the Funds will perform in the future.  You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Average Annual Total Return	Financial Services Fund Class A (with sales charge)	Global Fund Class A (with sales charge)
1 Year	5.85%	13.64%
3 Years	7.55%	8.84%
5 Years	6.63%	8.87%
10 Years	5.68%	5.45%

Average Annual Total Return	Financial Services Fund Class A (without sales charge)	Global Fund Class A (without sales charge)
1 Year	12.03%	20.26%
3 Years	9.61%	10.92%
5 Years	7.84%	10.11%
10 Years	6.28%	6.04%

Average Annual Total Return	Financial Services Fund Class C (with sales charge)	Global Fund Class C (with sales charge)
1 Year	10.21%	18.39%
3 Years	8.78%	10.09%
5 Years	7.02%	9.29%
10 Years	5.49%	5.26%

Average Annual Total Return	Financial Services Fund Class C (without sales charge)	Global Fund Class C (without sales charge)
1 Year	11.21%	19.39%
3 Years	8.78%	10.09%
5 Years	7.03%	9.29%
10 Years	5.49%	5.26%

Average Annual Total Return	Financial Services Fund Class R6	Global Fund Class R6
1 Year	12.45%	20.69%
3 Years	9.99%	11.30%
5 Years	8.24%	10.49%
10 Years	6.69%	6.44%

Average Annual Total Return	Financial Services Fund Class Z	Global Fund Class Z
1 Year	12.30%	20.58%
3 Years	9.87%	11.20%
5 Years	8.10%	10.39%
10 Years	6.55%	6.32%

Where can I find more financial and performance information about the Funds?
The Combined Prospectus (enclosed), the Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2022 and Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2023, contain additional financial and performance information about the Funds, including each Fund’s financial performance for the past five years, under the heading “Financial Highlights.”  See also Exhibit B – Financial Highlights of the Financial Services Fund and Global Fund.  Additional performance information as of the calendar year ended December 31, 2022, including after-tax return information, is contained in the Combined Prospectus (enclosed) under the heading “Performance” for each Fund.  These documents are available free of charge upon request (see the section “INFORMATION ABOUT THE FUNDS”).
What are other key features of the Funds?
Service Providers.  The Funds use the same service providers for the following services:
•	Custody Services. JPMorgan Chase Bank (“JPMorgan”), 270 Park Avenue, New York, NY 10017-2070, acts as custodian of each Fund’s securities and other assets.
•
Transfer Agency Services.  Franklin Templeton Investor Services, LLC, 3344 Quality Drive, Rancho Cordova, CA 95670-7313, an indirect wholly owned subsidiary of FRI, is each Fund’s shareholder servicing agent and acts as the Funds’ transfer agent and dividend-paying agent.

•
Administrative Services.  FT Services, One Franklin Parkway, San Mateo, CA 94403-1906, an indirect wholly owned subsidiary of FRI, has an agreement with FMA to provide certain administrative services and facilities for the Funds.  The administrative services include preparing and maintaining books, records and tax and financial reports, and monitoring compliance with regulatory requirements.

•
Sub-administrative Services.  JPMorgan has an agreement with FT Services to provide certain sub-administrative services for the Fund.  The administrative services provided by JPMorgan include, but are not limited to, certain fund accounting, financial reporting, tax, corporate governance and compliance and legal administration services.

•
Distribution Services.  Distributors, One Franklin Parkway, San Mateo, CA 94403-1906, acts as the principal underwriter in the continuous public offering of each Fund’s shares under the same terms and conditions.

•
Independent Registered Public Accounting Firm.  Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as each Fund’s independent registered public accounting firm.  The independent registered public accounting firm audits the financial statements included in each Fund’s Annual Report to Shareholders.

Distribution and Service (12b-1) Fees.  Class A and Class C shares of each Fund have a distribution or “Rule 12b-1” plan.  Under the Rule 12b-1 plan, the Funds may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of that class.  These expenses may include, among others, service fees paid to securities dealers or others who have executed a servicing agreement with a Fund, Distributors or its affiliates, and who provide service or account maintenance to shareholders (service fees), and the expenses of printing prospectuses and reports used for sales purposes, of marketing support and of preparing and distributing sales literature and advertisements.  The distribution and service (12b-1) fees charged to each class are based only on expenses attributable to that particular class.
Under the Class A Rule 12b-1 Plan for the Funds, the Financial Services Fund and Global Fund may pay up to 0.35% per year of the average daily net assets of Class A shares to those who sell and distribute Class A shares and provide other services to shareholders, though the Board has set, until further notice, the Class A distribution and service fees paid by the Fund to Distributors at 0.25% per year of Class A’s average daily net assets.  Under the Class C Rule 12b-1 Plan for the Funds, each Fund may pay up to 1.00% per year of the average daily net assets of Class C shares.  Class R6 and Class Z shares have no Rule 12b-1 plan.  For more information regarding the Funds’ Rule 12b-1 plans, please see “The Underwriter—Distribution and service (12b-1) fees – Class A and C” in the Combined SAI.
Fiscal Years.  The fiscal year end of each Fund is December 31.
Dividends and Distributions.  Each Fund intends to pay income dividends at least twice annually from its net investment income.  Both Funds may pay capital gains, if any, at least annually.  The Funds may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund.  The amount of any distribution will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions.  Your income dividends and capital gain distributions will be automatically reinvested in additional shares at NAV unless you elect to receive them in cash.
Tax.  The tax implications of an investment in each Fund are generally the same.  For more information about the tax implications of investments in the Funds, see the Combined Prospectus under the heading “Distributions and Taxes.”
REASONS FOR THE TRANSACTION
At a meeting of the Board on December 13-14, 2023 (the “December Meeting”), FMA and Distributors (“Management”) recommended to the Board that it approve the reorganization of the Financial Services Fund with and into the Global Fund.  Management recommended the Transaction because of a similarity in investment goals, principal investment strategies and principal investment risks of the Financial Services Fund and the Global Fund.  In addition, the Global Fund has lower investment management fees at current asset levels, lower annual fund operating expenses (both before and after fee waivers) for all share classes, a larger asset size, stronger historical investment performance, and identical service providers to the Financial Services Fund.  FMA also employs the same portfolio selection process for both Funds.

At the December Meeting, the Board considered and approved the proposed Transaction.  The Independent Trustees were advised on this matter by independent counsel.
The Board requested and received from FMA written materials containing relevant information about the Global Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis, and comparative performance data of the Financial Services Fund and the Global Fund.
The Board reviewed detailed information about: (1) the comparability of the investment goals, strategies, policies, restrictions and investments of the Funds; (2) the portfolio management and other service providers of the Funds; (3) the comparative short-term and long-term investment performance of the Funds; (4) the current expense ratios of each Fund and the anticipated post-Transaction expense ratios for the Global Fund; (5) the relative asset size of each Fund, including the benefits to the Financial Services Fund of joining with a larger fund; (6) how the costs of the Transaction will be shared, including FMA’s agreement to pay a portion of the expenses related to the Transaction; (7) the federal income tax consequences of the Transaction to each Fund’s shareholders; and (8) the general characteristics of the Funds.
The Board considered the potential benefits, risks and costs of the Transaction to shareholders of the Financial Services Fund as well as alternatives to the Transaction such as liquidation.  In approving the Transaction, the Board considered the following factors, among other things:
Performance.  The Global Fund has outperformed the Financial Services Fund over the one-year (+15.18%), three-year (+1.17%), five-year (+3.61%) and ten-year (+0.37%) periods ended September 30, 2023 (based on Class A Shares without sales load).
Expenses.  Based on the six-month semi-annual period ended June 30, 2023, the Global Fund’s total operating expense ratios (annualized) for each share class are lower than the Financial Services Fund’s total operating expense ratios (annualized) for its corresponding share classes before and after taking into account fee waivers.  After taking into account applicable waivers, based on such information, the Global Fund’s total annualized operating expense ratios are lower for the Class A (0.09% lower), Class C (0.09% lower), Class R6 (0.11% lower) and Class Z shares (0.09% lower).
Assets.  As of September 30, 2023, the Global Fund had a significantly larger asset base (approximately $8.69 billion) than the Financial Services Fund (approximately $316.37 million).
Similar Investment Strategies.  The Financial Services Fund and the Global Fund have similar principal investment strategies.  Under normal market conditions, the Financial Services Fund invests at least 80% of its net assets in securities of financial services companies that FMA believes are available at market prices less than their value based on certain recognized or objective criteria (fundamental value).  Under normal market conditions, the Global Fund invests primarily in equity securities of U.S. and foreign companies that FMA believes are available at market prices less than their value based on certain recognized or objective criteria (fundamental value).  The equity securities in which the Funds invest are primarily common stock.  The Financial Services Fund’s concentration of investments in the securities of financial services companies is the primary difference between the two Funds.  FMA serves as the investment manager of both Funds.

Portfolio Overlap and Repositioning.  Management expects that the Global Fund will hold at least 40% of the portfolio holdings of the Financial Services Fund and that approximately 37% of the Financial Services Fund’s portfolio holdings may be sold in connection with the Transaction, which if sold, would be expected to be disposed of mostly by the Global Fund.  Management believes that these portfolio transaction costs will be approximately 0.13% of the combined Global Fund’s annualized total operating expenses and are expected to be approximately $130,000.

Tax-Free Nature of Transaction.  The Transaction is anticipated to be treated as a tax-free reorganization for federal income tax purposes.
Costs of the Transaction.  Each Fund will pay 25% of the expenses of the Transaction, including proxy solicitation costs.  FMA will pay the remaining 50% of such expenses.  The total amount of the expenses for the Transaction is estimated to be approximately $232,000 (or approximately $58,000 to be paid by each Fund) and will be allocated in the foregoing manner whether or not the Transaction is consummated. The estimate does not include related portfolio transaction costs, which are to be borne entirely by the relevant Fund.
Alternatives to the Transaction. The Board considered the views of FMA regarding the continued viability of the Financial Services Fund as a stand-alone entity in light of the Fund’s small size and limited prospects for future asset growth, and potential alternatives to the Reorganization, including the liquidation of the Financial Services Fund. After careful consideration, the Board agreed with FMA’s assessment that the Transaction would be more beneficial to the Financial Services Fund’s shareholders as compared to a Fund liquidation because, among other reasons, a liquidation, unlike a reorganization, would result in a taxable event for those Financial Services Fund shareholders who do not hold their shares in a tax- advantaged account.

Based upon its evaluation of the relevant information presented to it, and in light of its fiduciary duties under federal and state law, the Board, on behalf of the Financial Services Fund and the Global Fund, including all of the Independent Trustees, concluded that participating in the Transaction is in the best interests of the Financial Services Fund and the Global Fund, respectively, and that no dilution of value would result to the respective shareholders of the Financial Services Fund and the Global Fund from the Transaction.  The Board unanimously approved the Plan on December 14, 2023, and unanimously recommended that shareholders of the Financial Services Fund vote to approve the Plan.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD, ON BEHALF OF THE FINANCIAL SERVICES FUND, UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE PLAN

INFORMATION ABOUT THE TRANSACTION
This is only a summary of the Plan.  You should read the form of the Plan, which is attached as Exhibit A to this Prospectus/Proxy Statement, for more complete information about the Transaction.
How will the Transaction be carried out?
If the shareholders of the Financial Services Fund approve the Plan, the Transaction will be completed after various conditions are satisfied, including the preparation of certain documents.  If the shareholders of the Financial Services Fund do not approve the Plan, the Transaction will not take place, and the Financial Services Fund will continue to operate as it currently does, and the Board will consider such other actions as it deems necessary or appropriate.
If the shareholders of the Financial Services Fund approve the Plan, the officers of the Trust will determine a specific date, called the “closing date,” for the actual Transaction to take place.  The Financial Services Fund will transfer substantially all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), to the Global Fund on the closing date, which is scheduled to occur on or about April 26, 2024 (the “Closing Date”), but which may occur on an earlier or later date as the officers of the Trust may set.  The Global Fund will not assume any liabilities of the Financial Services Fund, whether accrued or contingent, known or unknown, and the Trust, on behalf of the Financial Services Fund, will use its reasonable best efforts to discharge all of the known liabilities of the Financial Services Fund.  In exchange, the Trust will issue the Global Fund Shares that have an aggregate NAV equal to the dollar value of the assets delivered to the Financial Services Fund by the Trust on behalf of the Financial Services Fund.  The Trust, on behalf of the Financial Services Fund, will distribute to its shareholders the Global Fund Shares it receives.  Each shareholder of the Financial Services Fund will receive the Global Fund Shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the Financial Services Fund.  The share transfer books of the Financial Services Fund will be permanently closed as of 1:00 p.m., Pacific time, on the Closing Date.  The Financial Services Fund will accept requests for redemptions only if received in proper form before 1:00 p.m., Pacific time, on the Closing Date.  Requests received after that time will be considered requests to redeem Global Fund Shares.  Prior to the Closing Date, the Trust, on behalf of the Financial Services Fund, will pay or make provision for payment of all of its remaining liabilities, if any.  At the closing, each shareholder of record of the Financial Services Fund shall have the right to receive any unpaid dividends or distributions declared prior to the closing, including any declared dividend or distribution, with respect to shares of the Financial Services Fund that such shareholder had on the distribution record date.  The Financial Services Fund will then terminate its existence, liquidate, and dissolve.

The obligations of the Funds under the Plan are subject to various conditions, including:
•
the Global Fund’s Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC, such Registration Statement shall have become effective, no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

•	the shareholders of the Financial Services Fund shall have approved the Transaction; and
•
the Trust shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for the Financial Services Fund, the Global Fund, or their shareholders.

The Trust may terminate or abandon the Plan at any time before or after the approval of the Plan by the shareholders of the Financial Services Fund.
Who will pay the expenses of the Transaction?
The estimated cost of the Transaction is $232,000, which is proposed to be allocated 50% to FMA and 25% to each Fund.  Thus, each Fund is expected to pay approximately $58,000 in connection with the Transaction.  The estimate does not include related portfolio transaction costs, which are to be borne entirely by the relevant Fund.
What should I know about Global Fund Shares?
The Global Fund Shares that will be distributed to the Financial Services Fund shareholders will have the same legal characteristics as the shares of the Financial Services Fund with respect to such matters as voting rights, assessability, conversion rights, and transferability.
What are the capitalizations of the Funds and what might the Global Fund’s capitalization be after the Transaction?
The following table sets forth, as of June 30, 2023, the capitalizations of the Financial Services Fund and the Global Fund.  The table also shows the projected capitalization of the Global Fund as adjusted to give effect to the proposed Transaction.  The capitalization of the Global Fund and its classes is likely to be different when the Transaction is actually consummated.

	Financial Services Fund (Unaudited)	Global Fund (Unaudited)	Pro Forma Adjustments to Capitalization[1] (Unaudited)	Global Fund – Pro Forma[2] (Unaudited)
Net assets (all classes)	$331,934,344	$8,949,635,547	$116,000	$9,281,453,891
Total shares outstanding (all classes)	14,409,456	301,776,593		312,991,536

Class A net assets	$209,144,681	$5,033,345,149	$69,164	$5,242,420,666
Class A shares outstanding	9,069,887	171,658,026		178,791,201
Class A NAV per share	$23.06	$29.32		$29.32

Class C net assets	$14,590,381	$197,800,582	$3,831	$212,387,132
Class C shares outstanding	638,137	6,731,652		7,228,261
Class C NAV per share	$22.86	$29.38		$29.38

	Financial Services Fund (Unaudited)	Global Fund (Unaudited)	Pro Forma Adjustments to Capitalization[1] (Unaudited)	Global Fund – Pro Forma[2] (Unaudited)
Class R net assets	$ -	$113,848,752	$738	$113,848,014
Class R shares outstanding	-	3,953,607		3,953,607
Class R NAV per share	$ -	$28.80		$28.80

Class R6 net assets	$2,439,447	$565,153,951	$4,089	$567,589,309
Class R6 shares outstanding	105,245	18,729,903		18,810,760
Class R6 NAV per share	$23.18	$30.17		$30.17

Class Z net assets	$105,759,835	$3,039,487,113	$38,178	$3,145,208,770
Class Z shares outstanding	4,596,187	100,703,405		104,207,707
Class Z NAV per share	$23.01	$30.18		$30.18
1.	Adjustments reflect the costs of the Transaction incurred by the Funds.
2.	Numbers are projected after the Transaction. The number of shares outstanding include adjustments related to the issuance of shares resulting from the Transaction.

At the closing of the Transaction, shareholders of the Financial Services Fund will receive the Global Fund Shares based on the relative NAVs per share of the Funds as of 1:00 p.m., Pacific time, on the Closing Date.
COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS
This section describes the similarities and compares the key differences between the investment goals, principal investment strategies and fundamental policies of the Funds, as well as the principal risks associated with such goals, strategies and policies.  The investment goals and certain investment policies of each Fund are fundamental, which means that they cannot be changed without the 1940 Act Majority Vote of that Fund’s outstanding shares.  Unless otherwise noted, the investment policies and strategies of each Fund are non-fundamental and may be changed without shareholder approval.  For a complete description of the Global Fund’s investment policies, strategies and risks, you should read the Combined Prospectus, which accompanies this Prospectus/Proxy Statement, and the Combined SAI, which is available upon request.
How do the investment goals and strategies of the Funds compare?
Investment Goals.  The investment goal of the Financial Services Fund is capital appreciation, which may occasionally be short term.  The secondary goal is income.  The investment goal of the Global Fund is capital appreciation.

Principal Investment Strategies.  The following is a comparison of the Funds’ principal investment strategies, which are non-fundamental (i.e., they may be changed without shareholder approval) unless otherwise noted:
Financial Services Fund	Global Fund
Investment Strategy Generally. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of financial services companies that the Investment Manager believes are available at market prices less than their value based on certain recognized or objective criteria (fundamental value).

Following this value-oriented strategy, the Fund invests primarily in undervalued equity securities (securities trading at a discount to fundamental value).

Investment Strategy Generally.  Under normal market conditions, the Fund invests primarily in equity securities (including securities convertible into, or that the Investment Manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the Investment Manager believes are available at market prices less than their value based on certain recognized or objective criteria (fundamental value).

Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to fundamental value).

Types of Equity Securities Held. The equity securities in which the Fund invests are primarily common stock.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund invests the equity portion of its portfolio substantially in mid- and large cap companies and may invest a significant portion of its equity portfolio in small-cap companies.

Types of Equity Securities Held.  The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio predominantly in mid- and large-cap companies, with the remaining portion of its equity portfolio in smaller companies.

While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

Investment in Foreign Securities. The Fund may invest in foreign securities without limit.
Investment in Foreign Securities.  The Fund may invest substantially and potentially up to 100% of its assets in foreign securities and participations in foreign government debt.

Depending on market conditions, the Fund’s investments in foreign securities may fluctuate, but the Fund generally invests at least 30% of its assets in foreign securities or other investments that provide exposure to foreign securities. The Fund presently does not intend to invest more than a portion (no more than 25%) of its assets in securities of issuers located in emerging market countries.

Financial Services Fund	Global Fund
Although the Investment Manager will search for investments across a large number of countries and regions, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or regions.

Although the Investment Manager will search for investments across a large number of countries and regions, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or regions.

Other Investments.  The Fund regularly attempts to hedge (protect) against currency risks, largely using currency forward contracts and currency futures contracts (including currency index futures contracts) when, in the Investment Manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

Other Investments. The Fund regularly attempts to hedge (protect) against currency risks, largely using currency forward contracts and currency futures contracts (including currency index futures contracts) when, in the Investment Manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

For both Funds, FMA employs the same portfolio selection process.  For each Fund, FMA employs a research-driven, fundamental value strategy.  Investments are generally selected based on the Investment Manager’s own analysis of the security’s fundamental value, including for equity securities, an analysis of cash flow potential, long-term earnings, multiples of earnings, book value, and fundamental analysis, including environmental, social and governance (ESG) considerations.  The Investment Manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.  FMA does not assess every investment for ESG factors and when it does, not every ESG factor may be identified or evaluated.

How do the fundamental investment policies of the Funds differ?
Fundamental Investment Policies (i.e., a policy changeable only by shareholders’ vote): The fundamental investment policies of the Funds regarding borrowing money, acting as underwriter, making loans, purchasing or selling real estate, purchasing or selling physical commodities, issuing senior securities, purchasing the securities of any one issuer, and diversifying investments are identical.
The fundamental policies regarding industry concentration are materially different for each of the Funds, as shown in the table below.
Financial Services Fund will not:	Global Fund may not:
Invest more than 25% of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that, under normal market conditions, the Fund will invest more than 25% of its net assets in the securities issued by companies operating in the financial services industry.*

*  Although not part of the Fund’s fundamental investment restriction, for illustrative purposes, such industries currently include, but are not limited to, banking, savings and loans, credit cards, securities brokerage, sub-prime lending, investment management and insurance.

Invest more than 25% of the Fund’s net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

What are the principal investment risks associated with investments in the Funds?
Like all investments, an investment in a Fund involves risk.  There is no assurance that any mutual fund will meet its investment goals.  The achievement of the Funds’ investment goals depends upon market conditions, generally, and on the Investment Manager’s analytical and portfolio management skills.  For more information about the principal investment risks associated with investments in the Funds, see the Combined Prospectus under the heading “Fund Details – Principal Risks” for each Fund and the Combined SAI under the heading “Goals, Strategies and Risks.”
Below are the principal investment risks of each Fund.  Unless noted otherwise, the principal investment risk applies to both Funds.
Principal Investment Risks Common to Both Funds:

Market  The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The global outbreak of the novel strain of coronavirus, COVID-19 and its subsequent variants, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. The long-term impact on economies, markets, industries and individual issuers, is not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets; reduced liquidity of many instruments; and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Value Style Investing  A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Foreign Securities (non-U.S.)  Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Regional Focus  Because the Fund may invest at least a significant portion of its assets in companies in a specific region, including Europe, the Fund is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund. Current uncertainty concerning the economic consequences of Russia’s military invasion of Ukraine in February 2022 may increase market volatility.

Small and Mid Capitalization Companies  Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments  The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Liquidity  From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Merger Arbitrage Securities and Distressed Companies.  A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a Fund invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, which may result in losses to the Fund.  Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

LIBOR Transition  The Fund invests in financial instruments that may have floating or variable rate calculations for payment obligations or financing terms based on the London Interbank Offered Rate (LIBOR), which is the benchmark interest rate at which major global banks lent to one another in the international interbank market for short-term loans. In 2017, the U.K. Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. Although many LIBOR rates were phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition to an alternative rate. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. There can be no guarantee that financial instruments that transition to an alternative reference rate will retain the same value or liquidity as they would otherwise have had.

Management  The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

ESG Considerations  ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-focused companies. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer may differ from that of investors, third-party service providers, such as ratings providers, and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data being reported by issuers and/or third-party research providers to evaluate ESG factors. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.

Credit.  A Fund could lose money on a debt security if the issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due.  Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or an issuer's or security’s credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer or security, may affect debt securities’ values.  A Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Investment Manager or the rating agencies than such securities actually do.

High-Yield Debt Securities. High-yield debt securities (including loans) and unrated securities of similar credit quality (high-yield debt instruments or junk bonds) involve greater risk of a complete loss of a Fund’s investment, or delays of interest and principal payments, than higher-quality debt securities or loans.  Issuers of high-yield debt instruments are not as strong financially as those issuing securities of higher credit quality.  High-yield debt instruments are generally considered predominantly speculative by the applicable rating agencies as these issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations.  In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due.  If an issuer stops making interest and/or principal payments, payments on the securities may never resume.  These instruments may be worthless and a Fund could lose its entire investment.

Cybersecurity.  Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or  proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents. Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund’s ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Additional Principal Investment Risk to which the Financial Services Fund is Subject:

Financial Services Companies  The Fund concentrates its investments in companies operating in the financial services industry, which means that the Fund is less diversified than a fund investing in a broader range of industries, and is particularly sensitive to general market conditions and other risks of the financial services industry. These risks include the effects of: (1) changes in interest rates on the profitability of financial services companies; (2) the rate of corporate and consumer debt defaults; (3) price competition; (4) governmental limitations on a company’s loans, other financial commitments and other operations; and (5) recent ongoing changes in the financial services industry (including consolidations, development of new products and changes to the industry’s regulatory framework). Some financial services companies have recently experienced significant losses in value and the possible recapitalization of such companies may present greater risks of loss. Insurance companies have additional risks, such as heavy price competition, claims activity and marketing competition, and can be particularly sensitive to specific events such as man-made and natural disasters (including weather catastrophes), widespread disease and pandemics, terrorism, mortality risks and morbidity rates.

Additional Principal Investment Risk to which the Global Fund is Subject:

Focus  To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION
The following is a general summary of the material U.S. federal income tax consequences of the Transaction and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  The principal federal income tax consequences that are expected to result from the Transaction are as follows:

•	no gain or loss will be recognized by the Financial Services Fund or the shareholders of the Financial Services Fund as a direct result of the Transaction;
•	no gain or loss will be recognized by the Global Fund as a direct result of the Transaction;
•
the basis of the assets of the Financial Services Fund received by the Global Fund will be the same as the basis of these assets in the hands of the Financial Services Fund immediately before the Transaction;

•	the holding period of the assets of the Financial Services Fund received by the Global Fund will include the period during which such assets were held by the Financial Services Fund;
•
the aggregate tax basis of the shares of the Global Fund to be received by a shareholder of the Financial Services Fund as part of the Transaction will be the same as the shareholder’s aggregate tax basis of the shares of the Financial Services Fund; and

•
the holding period of the shares of the Global Fund received by a shareholder of the Financial Services Fund as part of the Transaction will include the period that the shareholder held the shares of the Financial Services Fund (provided that such shares of the Financial Services Fund are capital assets in the hands of such shareholder as of the Closing Date).

Neither of the Funds has requested nor will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Transaction.  As a condition to closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Financial Services Fund and the Global Fund as to the foregoing federal income tax consequences of the Transaction, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of each Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion.  Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Transaction on the Financial Services Fund, the Global Fund, or any Financial Services Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark-to-market system of accounting.  A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing Date of the Transaction.  See “INFORMATION ABOUT THE FUNDS.”
Opinions of counsel are not binding upon the IRS or the courts.  If the Transaction is consummated but the IRS or the courts were to determine that the Transaction did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Financial Services Fund would recognize gain or loss on the transfer of its assets to the Global Fund, and each shareholder of the Financial Services Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Financial Services Fund shares and the fair market value of the shares of the Global Fund it received.

Final Dividend or Other Distributions.  Prior to the closing of the Transaction, the Financial Services Fund will be required to distribute substantially all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated through the Closing Date.
Repositioning of the Financial Services Fund’s Portfolio Assets.  FMA currently estimates that a portion of the Financial Services Fund’s portfolio assets may be sold in connection with the Transaction as part of a portfolio repositioning and separate from normal portfolio turnover.  Such possible sales may depend in part on market conditions and upon the possible need to sell additional portfolio securities to meet redemptions prior to the closing of the Transaction.  In addition, some securities may need to be sold if they do not meet the prospectus allowances for the Global Fund.  Management anticipates that any securities sold in connection with a portfolio repositioning will be disposed of mostly by the Global Fund post-Transaction.  These sales may result in the realization of capital gains, reduced by any available capital loss carryovers, which would be distributed to shareholders.  The amount of any capital gains that may be realized and distributed to the shareholders will depend upon a variety of factors, including the Financial Services Fund’s net unrealized appreciation in the value of its portfolio assets at that time.  Taking into account the Financial Services Fund’s net unrealized appreciation in portfolio assets on a tax basis at December 31, 2022 of $13,430,674 ($0.87 per share; 3.67% of net asset value) and the total capital loss carryovers available as of such date to offset any capital gains realized by the Financial Services Fund of $22,550,737 not subject to expiration, it is not anticipated that the sale of a portion of the portfolio assets prior to the closing of the Transaction should result in any material amounts of capital gains being distributed to shareholders.

Additionally, if the sale of such portfolio assets occurs after the closing of the Transaction, the ability of the combined Global Fund to fully use the Financial Services Fund’s capital loss carryovers as of the closing, if any, to offset the resulting capital gain may be limited as described below, which may result in shareholders of the Global Fund receiving a greater amount of capital gain distributions than they would have had the Transaction not occurred.  Transaction costs also may be incurred due to the repositioning of the portfolio.  Management believes that these portfolio transaction costs will be immaterial in amount.
General Limitation on Capital Losses.  Assuming the Transaction qualifies as a tax-free reorganization, as expected, the Global Fund will succeed to the capital loss carryovers, if any, of the Financial Services Fund upon the closing of the Transaction for federal income tax purposes.  The capital loss carryovers both Funds will be available to offset future gains recognized by the combined Global Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Global Fund and its shareholders post-closing.  First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership.  The actual annual limitation will equal the aggregate NAV of the smaller Fund in the Transaction on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Transaction closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year).  Second, if a Fund has built-in gains at the time of the Transaction that are realized by the combined Global Fund in the five-year period following the Transaction, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund.  Third, the capital losses of the Financial Services Fund that may be used by the Global Fund (including to offset any “built-in gains” of the Financial Services Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Global Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year.

The aggregate capital loss carryovers of the Financial Services Fund and the approximate annual limitation on the use by the corresponding Global Fund, post-closing, of the smaller Fund’s capital loss carryovers following the Transaction are below.  The annual limitation is based on the long-term tax-exempt rate for ownership changes as of December 2023 of 3.81%.
	Global Fund	Financial Services Fund
	As of 12/31/2022	As of 12/31/2022
Aggregate capital loss carryovers	$2,936,881	$22,550,737
Unrealized appreciation (depreciation) on a tax basis	$ 1,183,753,714	$ 13,430,674
Net asset value	$8,463,406,603	$365,773,786
Annual limitation	n/a	$13,935,981

Appreciation in Value of Investments.  Shareholders of the Financial Services Fund will receive a proportionate share of any taxable income and gains realized by the Global Fund and not distributed to its shareholders prior to the Transaction when such income and gains are eventually distributed by the combined Global Fund.  As a result, shareholders of the Financial Services Fund may receive a greater amount of taxable distributions than they would have if the Transaction had not occurred.  In addition, if the combined Global Fund, following the Transaction, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Financial Services Fund, shareholders of the Financial Services Fund, post-closing, are expected to receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Transaction had not occurred.
At December 31, 2022, both Funds have unrealized appreciation.  The unrealized appreciation in value of investments as a percentage of its net asset value at December 31, 2022 was 3.67% for the Financial Services Fund, compared to 13.99% for the Global Fund.  As a result, shareholders of the Financial Services Fund are expected to receive a greater amount of taxable capital gain distributions than they would have had the Transaction not occurred.
You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

INFORMATION ABOUT THE FUNDS
Information about each Fund is included in the Combined Prospectus.  The Combined Prospectus is incorporated by reference into and is considered a part of this Prospectus/Proxy Statement.  The Combined Prospectus also accompanies this Prospectus/Proxy Statement.  Additional information about the Funds is included in the Combined SAI.  The Combined SAI is incorporated into the Combined Prospectus and into the SAI dated February __, 2024 relating to this Prospectus/Proxy Statement, each of which has been filed with the SEC.  The SAI relating to this Prospectus/Proxy Statement is also considered part of this Prospectus/Proxy Statement and is incorporated by reference into this Prospectus/Proxy Statement.  Information about the Funds is also included in each Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2022 and the Funds’ Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2023, as well as on the Funds’ website at franklintempleton.com.
You may request a free copy of the Combined Prospectus, Combined SAI, or the Funds’ Annual or Semi-Annual Report to Shareholders, the SAI relating to this Prospectus/Proxy Statement, and other information by calling (800) DIAL-BEN/342-5236 or by writing to a Fund at P.O. Box 33030, St. Petersburg, FL 33733-8030.
The Trust, on behalf of the Funds, files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the “1940 Act”).  This information is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.
FURTHER INFORMATION ABOUT THE FUNDS
The following is a discussion of the organization of the Funds and, where applicable, of the Trust.  More detailed information about each Fund’s current structure is contained in the Combined SAI.
Comparison of Capital Structure.  Each Fund is a diversified series of the Trust.  The Trust is an open-end management investment company, commonly called a mutual fund.  The Trust was originally organized as a Maryland corporation and was converted into a Delaware statutory trust on May 1, 2008, and is registered with the SEC.
The authorized number of shares of each Fund is unlimited, each without par value, and each Fund may issue fractional shares.  Shares of each Fund are fully paid and nonassessable and have no preference, preemptive or subscription rights.  The Financial Services Fund and the Global Fund shareholders have no appraisal rights.
Comparison of Voting Rights.  Shares of each class of a Fund represent proportionate interests in such Fund’s assets.  On matters that affect a Fund as a whole, each class has the same voting and other rights and preferences as any other class.  On matters that affect only one class, only shareholders of that class may vote.  Each class votes separately on matters affecting only that class, or matters expressly required to be voted on separately by class by state or federal law.  Shares of each class of a Fund have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.  For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share carries a proportionate fractional vote.  Shareholders of the Funds are not entitled to cumulative voting rights in the election of trustees, and this gives holders of more than 50% of the shares of the Trust voting the ability to elect all of the members of the Board.  If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

Proposals Subject to Shareholder Approval.  The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters; specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment management agreements and certain amendments to plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.  In addition, shareholders of each Fund are granted the power to vote on certain matters by the laws governing Delaware statutory trusts and by the Trust’s Agreement and Declaration of Trust (“Trust Instrument”).  For example, the Trust Instrument and By-Laws give shareholders the power to vote only on:  (i) such matters required by the Trust Instrument, the By-Laws, the 1940 Act, other applicable law and any registration statement of the Trust filed with the SEC, the registration of which is effective; and (ii) such other matters as the Board may consider necessary or desirable.
Quorum and Vote Required to Approve the Proposal.  Quorum for a shareholders’ meeting of a Fund is generally forty percent (40%) of the shares entitled to vote which are present at the Meeting or by proxy.  Under the Trust Instrument, to the extent a larger vote is not required by applicable law, a majority of the votes cast at a meeting at which a quorum is present generally shall decide any questions, with the exception that Trustees are elected by not less than a plurality of the votes cast at such a meeting.
Setting a Record Date.  The Trust Instrument establishes the maximum number of days prior to a shareholders’ meeting during which a record date may be set by the Board.  The minimum number of days is 10 and the maximum number of days is 120 for both Funds.  A determination of shareholders of record entitled to notice of or to vote at a shareholders’ meeting applies to any adjournment of the meeting; provided, however, that the Board may fix a new record date for the adjourned meeting and shall fix a new record date for any meeting that is adjourned for more than one hundred and eighty (180) days from the record date set for the original meeting.
Legal Structures.  Mutual funds formed under the Delaware Statutory Trust Act (the “DSTA”), such as the Trust, are granted a significant amount of operational flexibility with respect to features, rights and obligations of the statutory trust and its trustees and shareholders in their organizational instruments.  Mutual funds organized as Delaware statutory trusts have benefited from this flexibility to streamline their operations and minimize expenses.  For example, mutual funds organized as Delaware statutory trusts are not required to hold annual shareholders’ meetings if meetings are not otherwise required by the federal securities laws or their declarations of trust or bylaws, and such funds may create new classes or series of shares without having to obtain the approval of shareholders.  In addition, a fund may provide in its governing documents that certain fund transactions, such as certain mergers, reorganizations and liquidations, may go forward with only trustee approval and not a shareholder vote; such funds are still subject, however, to the voting requirements of the 1940 Act.

Limited Liability for Shareholders.  Under the DSTA, shareholders of the Funds are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under the Delaware General Corporation Law.
Boards of Trustees.  Pursuant to the DSTA and the Trust Instrument, the responsibility for the general oversight of each Fund is vested in the Board, which, among other things, is empowered by the Trust Instrument to elect officers and provide for the compensation of agents, consultants and other professionals to assist and advise in the management of the Funds.  Pursuant to the Trust Instrument, no Trustee shall be liable for any act or omission or any conduct whatsoever in his or her capacity as Trustee, except for an act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.
Inspection Rights.  Each Fund provides shareholders certain inspection rights of its books and records, to at least the extent required by applicable law.
VOTING INFORMATION
How many votes are necessary to approve the Plan?
A 1940 Act Majority Vote, as defined herein, of the outstanding shares of the Financial Services Fund is required to approve the Plan.  Each Financial Services Fund shareholder will be entitled to one vote for each full share, and a proportionate fractional vote for each fractional share, of the Financial Services Fund held at the close of business on the Record Date.  If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitation of proxies.
Forty percent (40%) of the Financial Services Fund’s outstanding shares entitled to vote at the Meeting or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting.  Under relevant state law and the Trust Instrument, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Meeting.  Thus, under the Trust Instrument, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present, but will have the same effect as a vote against the Plan.  However, it is the Trust’s understanding that because broker‑dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the single matter expected to be presented at the Meeting, there are unlikely to be any “broker non-votes” at the Meeting.
How do I ensure my vote is accurately recorded?
You may vote in one of four ways:
•	By mail, with the enclosed proxy card;
•	At the Meeting (which is being conducted exclusively online via live webcast);
•	By telephone; or
•	Online.

A proxy card is, in essence, a ballot.  When you vote your proxy, it tells us how you want to vote on important issues relating to the Financial Services Fund.  If you simply sign, date and return the proxy card but give no voting instructions, your shares will be voted “FOR” the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.  If your shares are held of record by a broker-dealer and you wish to vote at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.
May I revoke my proxy?
You may revoke your proxy at any time before it is voted by sending a written notice to the Financial Services Fund expressly revoking your proxy, by signing and forwarding to the Financial Services Fund a later-dated proxy card that is received at or prior to the Meeting, or by attending the Meeting and voting at the Meeting.  If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.
What other matters will be voted upon at the Meeting?
The Board does not intend to bring any matters before the Meeting other than that described in this Prospectus/Proxy Statement.  The Board is not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.
Who is entitled to vote?
Shareholders of record of the Financial Services Fund on the Record Date will be entitled to vote at the Meeting.  The following table shows the number of shares of each class and the total number of outstanding shares of the Financial Services Fund as of the Record Date:
Class	Shares Outstanding
Class A	[ ]
Class C	[ ]
Class R6	[ ]
Class Z	[ ]
Total	[ ]

How will proxies be solicited?
EQ Fund Solutions, LLC, a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $136,600.  The Trust, on behalf of the Financial Services Fund, expects that the solicitation will be primarily by mail.  As the date of the Meeting approaches, however, certain Financial Services Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.  Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Financial Services Fund.  Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below.

The Trust believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.
In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail or by other acceptable means.  If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and for confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to the Solicitor, then the Solicitor representative may ask for the shareholder’s instructions on the proposal described in this Prospectus/Proxy Statement.  Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement.  The Solicitor representative will record the shareholder’s instructions on the proxy card.  Within 72 hours, the shareholder will be sent a letter to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.
If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or online, the shareholder may submit the proxy card(s) originally sent with this Prospectus/Proxy Statement or attend the Meeting.
The Trust, on behalf of the Financial Services Fund, will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record.  The Trust, on behalf of the Financial Services Fund, may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation.  In addition, certain officers and representatives of the Trust or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone or personally.
The Trust, on behalf of the Financial Services Fund, expects that, before the Meeting, broker-dealer firms holding shares of the Financial Services Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners.  If these instructions are not received by the date specified in the broker-dealer firms’ proxy solicitation materials, the Trust understands that current New York Stock Exchange rules do not permit the broker-dealers to vote on the Plan, on behalf of their customers and beneficial owners.

Are there dissenters’ rights?
If the Transaction is approved at the Meeting, shareholders of the Financial Services Fund will not have the right to dissent and obtain payment of the fair value of their shares because the Trust Instrument provides that no shareholder is entitled, as a matter of right, to relief as a dissenting shareholder in respect of any proposal or action involving the Trust.  Shareholders of the Financial Services Fund, however, will be able to redeem or exchange shares of the Financial Services Fund at NAV (subject to any applicable CDSC) until the Closing Date of the Transaction.  After the Closing Date, shareholders may redeem the Global Fund Shares or exchange them for shares of certain other Franklin Templeton or Legg Mason funds.  Redemptions are subject to the terms and conditions in the Combined Prospectus.

PRINCIPAL HOLDERS OF SHARES
[As of the Record Date, the officers and trustees of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding voting shares of either Fund.]
From time to time, the number of Fund shares held in “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.  To the knowledge of the Funds, no person owned (beneficially or of record) 5% or more of the outstanding shares of any class of either Fund as of the Record Date, except as listed in Exhibit C to this Prospectus/Proxy Statement.  Upon completion of the Transaction, the percentage of the then outstanding shares of the Financial Services Fund owned by persons disclosed in Exhibit C as owning 5% or more of the Funds’ outstanding shares is expected to decline.
SHAREHOLDER PROPOSALS
Neither the Financial Services Fund nor the Global Fund is required to hold, and neither intends to hold, regular annual meetings of shareholders.  A shareholder who wishes to submit a proposal for consideration for inclusion in a proxy statement of the Financial Services Fund or the Global Fund for the next meeting of shareholders (if any) should send a written proposal to the Trust’s offices at One Franklin Parkway, San Mateo, California 94403-1906, Attention:  Secretary, so that it is received within a reasonable time in advance of such meeting in order to be included in the proxy statement of the applicable Fund and proxy card relating to that meeting and presented at the meeting.  A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal securities laws, state law, and other governing instruments.
Submission of a proposal by a shareholder does not guarantee that the proposal will be included in a proxy statement or presented at the meeting.

ADJOURNMENT
The holders of a majority of the shares present (at the Meeting or by proxy) and entitled to vote with respect to the Financial Services Fund at the Meeting, whether or not a quorum is present, or the chairperson of the Board, the president of the Trust (in the absence of the chairperson of the Board), or any vice president or other authorized officer of the Trust (in the absence of the president) may adjourn the Meeting.  Such authority to adjourn the Meeting may be used for any reason whatsoever, including to allow time for further solicitation of proxies.  Any adjournment will not delay or otherwise affect the effectiveness and validity of any business transacted at the Meeting prior to adjournment and any business may be transacted at the adjourned meeting that might have been transacted at the Meeting.  Unless otherwise instructed by a shareholder granting a proxy, the persons designated as proxies may use their discretionary authority to vote as instructed by management of the Financial Services Fund on questions of adjournment, to the extent permitted under applicable federal securities laws, state law, and the Trust’s governing instruments.  If the Meeting is adjourned to another time or place, written notice need not be given of the adjourned meeting if the time and place is announced at the Meeting, unless a new record date is fixed or unless the adjournment is for more than sixty days after the date of the original meeting.

By Order of the Board of Trustees of the Trust,

Alexander Y. Kymn
Secretary

February __, 2024

GLOSSARY
Useful Terms and Definitions
1940 Act — The Investment Company Act of 1940, as amended.
1940 Act Majority Vote — The affirmative vote of the lesser of: (i) a majority of the outstanding shares of the Financial Services Fund, or (ii) 67% or more of the outstanding shares of the Financial Services Fund present or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the Financial Services Fund are present or represented by proxy.
CDSC — Contingent deferred sales charge.
Distributors — Franklin Distributors, LLC, One Franklin Parkway, San Mateo, California 94403-1906, the principal underwriter for the Funds.
FMA — Franklin Mutual Advisers, LLC, the investment manager for the Funds.
FRI — Franklin Resources, Inc., One Franklin Parkway, San Mateo, CA 94403-1906.
FT Services — Franklin Templeton Services, LLC, provides administrative services the Funds.  FT Services is an indirect, wholly owned subsidiary of FRI and is an affiliate of FMA and Distributors.
Independent Trustees — The Trustees who are not “interested persons” of a Fund, as such term is defined in the 1940 Act.
IRS — U.S. Internal Revenue Service.
Meeting — The Special Meeting of Shareholders of the Financial Services Fund concerning approval of the Plan.
Net Asset Value (NAV) — The net asset value of a mutual fund is determined by deducting a fund’s liabilities from the total assets of the portfolio.  The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.
Plan — The Plan of Reorganization adopted by the Trust on behalf of the Financial Services Fund and the Global Fund.
Record Date — February 5, 2024 – The date selected for determining which shareholders of record of the Financial Services Fund will be entitled to vote on the Transaction.
SAI — Statement of Additional Information, a document that supplements information found in a mutual fund’s prospectus.
SEC — U.S. Securities and Exchange Commission.
The Trust — Franklin Mutual Series Funds, the registered investment company of which both the Financial Services Fund and the Global Fund are a series.
Transaction — The proposed transaction contemplated by the Plan.
U.S. — The United States of America.

EXHIBITS TO THE PROSPECTUS/PROXY STATEMENT
Exhibit
A.	Plan of Reorganization
B.	Financial Highlights of the Financial Services Fund and Global Fund
C.	Principal Holders of Securities

EXHIBIT A
PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”) is made as of this 14th day of December, 2023 by Franklin Mutual Series Funds (the “Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, CA 94403, on behalf of its series, Franklin Mutual Global Discovery Fund (the “Acquiring Fund”) and Franklin Mutual Financial Services Fund (the “Target Fund,” and together with the Acquiring Fund, the “Funds,” and individually, a “Fund”).  Franklin Mutual Advisers, LLC (“FMA”), a Delaware limited liability company and investment manager to each Fund, joins this Plan solely for purposes of Section 7.
PLAN OF REORGANIZATION

The reorganization (hereinafter referred to as the “Reorganization”) will consist of (i) the acquisition by the Trust, on behalf of the Acquiring Fund of substantially all of the property, assets and goodwill of the Target Fund in exchange solely for full and fractional Class A, Class C, Class R6 and Class Z shares of beneficial interest, with no par value, of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the distribution of Acquiring Fund Shares to the holders of Class A, Class C, Class R6 and Class Z shares of beneficial interest, with no par value, of the Target Fund (the “Target Fund Shares”), respectively, according to their respective interests in the Target Fund in complete liquidation of the Target Fund; and (iii) the dissolution of the Target Fund as soon as is practicable after the closing (as described in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.
AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, the Trust, on behalf of each Fund, hereby covenants and agrees as follows:
1. Sale and Transfer of Assets, Liquidation and Dissolution of the Target Fund.
(a) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of the delivery by the Acquiring Fund of the number of Acquiring Fund Shares hereinafter provided, the Trust, on behalf of the Target Fund, agrees that, at the time of Closing, it will convey, transfer and deliver to the Acquiring Fund all of the Target Fund’s then existing assets, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay 25% of the costs and expenses of carrying out the Reorganization in accordance with Section 7 of the Plan (including, but not limited to, fees of counsel and accountants, and expenses of the Target Fund’s liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the Target Fund’s books as liability reserves; (ii) discharge its unpaid liabilities on its books at the Closing Date (as such term is defined in Section 3), including, but not limited to, its income dividends and capital gain distributions, if any, payable for the period prior to the Closing Date and through the final taxable year ending with the Target Fund’s complete liquidation; and (iii) pay such contingent liabilities, if any, as the officers of the Trust, on behalf of the Target Fund, shall reasonably deem to exist against the Target Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Target Fund’s books (such assets hereinafter “Net Assets”).  The Acquiring Fund shall not assume any liability of the Target Fund, whether accrued or contingent, known or unknown, and the Trust, on behalf of the Target Fund shall use its reasonable best efforts to discharge all of the Target Fund’s known liabilities so far as may be possible, from the cash, bank deposits and cash equivalent securities described above.

(b) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Trust, on behalf of the Acquiring Fund, agrees at the Closing to deliver to the Target Fund the number of Acquiring Fund Shares, determined by dividing the net asset value per share of each Class A, Class C, Class R6 and Class Z shares of the Target Fund by the net asset value per share each of Class A, Class C, Class R6 and Class Z shares of the Acquiring Fund, respectively, and separately multiplying the result thereof by the number of outstanding Class A, Class C, Class R6 and Class Z shares, respectively, of the Target Fund as of 1:00 p.m., Pacific time, on the Closing Date.  The Acquiring Fund Shares delivered to the Target Fund at the Closing shall have an aggregate net asset value equal to the value of the Target Fund’s Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.
(c) Immediately following the Closing, the Trust, on behalf of the Target Fund, shall distribute the Acquiring Fund Shares received by the Target Fund pursuant to this Section 1 pro rata to the Target Fund’s shareholders of record so that each shareholder receives full and fractional Acquiring Fund Shares of the corresponding class of the Acquiring Fund equal in value to the full and fractional shares of the Target Fund held by the shareholders as of 1:00 p.m., Pacific time, on the Closing Date.  Such distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders based on their respective holdings in the Target Fund as of 1:00 p.m., Pacific time, on the Closing Date.  Fractional Acquiring Fund Shares shall be carried to the third decimal place.  At the Closing, each outstanding share certificate that has not been surrendered to the transfer agent, if any, that, prior to Closing, represented Target Fund Shares shall, at the Closing, (i) be cancelled; (ii) no longer evidence ownership of Target Fund Shares; (iii) be converted into the number of Acquiring Fund Shares of the same class as determined in Section 1(b) above; and (iv) be represented in a book entry account and deemed for all Acquiring Fund purposes to evidence ownership of such Acquiring Fund Shares.   Certificates for the Acquiring Fund Shares shall not be issued.  After the distribution, the Target Fund shall be dissolved.
(d) At the Closing, each shareholder of record of the Target Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 6(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Target Fund that such person had on such Distribution Record Date.

(e) All books and records relating to the Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the date of the Plan, and shall be turned over to the Acquiring Fund on or prior to the Closing.
2. Valuation.
(a) The net asset value per share of the Acquiring Fund Shares and the Target Fund Shares and the value of the Target Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall in each case be computed as of 1:00 p.m., Pacific time, on the Closing Date, unless on such date: (i) the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; (ii) the reporting of trading on the NYSE or other relevant market is disrupted; or (iii) any other extraordinary financial event or market condition occurs (each of the events described in (i), (ii) or (iii) are referred to as a “Market Disruption”).  The net asset value per share of the Acquiring Fund Shares and the Target Fund Shares and the value of the Target Fund’s Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent prospectus of the Acquiring Fund and the Target Fund, as amended or supplemented.
(b) In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value per share of the Acquiring Fund Shares or Target Fund Shares or the value of the Target Fund’s Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.
(c) All computations of value regarding the net asset value per share of the Acquiring Fund Shares and Target Fund Shares and the value of the Target Fund’s Net Assets shall be made by the administrator to the Funds.
3. Closing and Closing Date.
The Closing shall take place at the principal office of the Trust at 1:00 p.m., Pacific time, on April 26, 2024, or such later date as the officers of the Trust may determine (the “Closing Date”).  The Trust, on behalf of the Target Fund, shall have provided for delivery as of the Closing those Net Assets to be transferred to the account of the Acquiring Fund’s custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070.  The Trust, on behalf of the Target Fund, shall deliver at the Closing a list of names and addresses of the holders of record of each class of the Target Fund and the number of full and fractional shares of beneficial interest owned by each such shareholder, as of 1:00 p.m., Pacific time, on the Closing Date.  The Trust, on behalf of the Acquiring Fund, shall provide evidence that such Acquiring Fund Shares have been registered in an account on the books of the Acquiring Fund in such manner as the officers of the Trust, on behalf of the Target Fund, may reasonably request.

4. Representations and Warranties.
4.1. The Trust, on behalf of each Fund, represents and warrants that:
(a) Each Fund is a series of the Trust, which was previously organized as a Maryland corporation, and was converted to a Delaware statutory trust effective May 1, 2008.  The Trust is validly existing under the laws of the State of Delaware.  The Trust is duly registered under the 1940 Act as an open-end management investment company and each Fund’s shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933 (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.
(b) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of each Fund.  Each outstanding share of each Fund is fully paid, non-assessable, and has full voting rights, and each Acquiring Fund Share when issued pursuant to and in accordance with the Plan, will be fully paid, non-assessable, and will have full voting rights.  The Trust currently issues shares of six series, including the Funds.  The Target Fund currently is divided into four classes of shares: Class A, Class C, Class R6 and Class Z shares of beneficial interest.  The Acquiring Fund currently is divided into five classes of shares: Class A, Class C, Class R, Class R6 and Class Z shares of beneficial interest.  An unlimited number of shares of beneficial interest has been allocated and designated to each class of each Fund.
(c) The Trust, on behalf of each Fund, is not a party to or obligated under any provision of its Amended and Restated Agreement and Declaration of Trust or Amended and By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree, that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust, on behalf of either Fund, of the transactions contemplated by the Plan, except for the registration of Acquiring Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.  The Target Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by the Target Fund in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due from or payable by the Target Fund.
(d) The financial statements appearing in each Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2022, audited by Ernst & Young LLP, and any interim unaudited financial statements, fairly present the financial position of such Fund and the results of such Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.
(e) The books and records of each Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of such Fund.

(f) The Trust has elected to treat each Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Each Fund is a “fund” as defined in Section 851(g)(2) of the Code.  Each Fund has qualified as a RIC for each taxable year since its inception that has ended prior to the Closing Date, and, with respect to the Target Fund, will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and, with respect to Acquiring Fund, intends to continue to qualify as a RIC after the Closing Date.  Neither Fund has had any earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.  Consummation of the transactions contemplated by the Plan will not cause either Fund to fail to be qualified as a RIC as of the Closing Date.
(g) Neither Fund has any unamortized or unpaid organizational fees or expenses.
(h) Neither Fund has any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.1(d) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.
(i) There is no inter-corporate indebtedness existing between the Target Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount.
(j) The registration statement on Form N-14 referred to in Section 5.1(a) hereof (the “Registration Statement”), including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to the Funds, will, from the effective date of the Registration Statement through the date of the special meeting of the Target Fund’s shareholders (the “Special Meeting”) and on the Closing Date:  (i) comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.
(k) Since December 31, 2022, there has not been any material adverse change in either Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business.
(l) On the Closing Date, all material Tax Returns (as defined below) of each Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Trust’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on either Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in each Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  As used in this Plan, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished  with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

(m) All information to be furnished by a Fund for use in preparing any registration statement (including the Registration Statement), proxy statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects.
(n) As of the Closing Date, the Target Fund will not have outstanding any options, warrants, pre-emptive rights or other rights to subscribe for or purchase its shares, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.
(o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust, on behalf of either Fund, of the transactions contemplated by the Plan, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.
(p) There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Trust, on behalf of either Fund.  The Trust, on behalf of either Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Fund’s business or its ability to consummate the transactions herein contemplated.
(q) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of the Board of Trustees of the Trust.
(r) Neither Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.
4.2. The Trust, on behalf of the Target Fund, represents and warrants that:
(a) The statement of assets and liabilities to be furnished by the Trust, on behalf of the Target Fund, as of 1:00 p.m., Pacific time, on the Closing Date for the purpose of determining the number of the Acquiring Fund Shares to be issued pursuant to Section 1 of the Plan, will accurately reflect the Target Fund’s Net Assets and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b) At the Closing, the Target Fund will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in 4.2(a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.
(c) The Trust, on behalf of the Target Fund, will declare and pay or cause to be paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of the Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).
5. Covenants of the Trust.
5.1. The Trust, on behalf of the Acquiring Fund:
(a) Shall file the Registration Statement with the U.S. Securities and Exchange Commission (“SEC”) and use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable.
(b) Shall have mailed to each shareholder of record of the Target Fund entitled to vote at the Special Meeting at which action on the Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations thereunder (the “Prospectus/Proxy Statement”).
5.2. The Trust, on behalf of the Target Fund:
(a) As of the Closing, shall have called and held the Special Meeting to consider and vote upon the Plan, and the Trust shall have taken all other actions reasonably necessary to obtain approval of the transactions contemplated herein.
(b) Shall provide at the Closing:
(1) A statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund.
(2) A copy (which may be in electronic form) of the Target Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with the Trust, with respect to each shareholder, and such information as the Acquiring Fund may reasonably request concerning Target Fund shares or Target Fund shareholders in connection with Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Treasury Regulations”) following the Closing for all of the shareholders of record of the Target Fund’s shares as of the close of business on the day of valuation as described in Section 2, who are to become holders of the Acquiring Fund Shares as a result of the transfer of assets that is the subject of this Plan (the “Target Fund Shareholder Documentation”).

(3) A copy of any other Tax books and records of the Target Fund necessary for purposes of preparing any Tax Returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the Target Fund after the Closing.
(4) If requested by the Acquiring Fund, all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Target Fund.
(c) As promptly as practicable, but in any case within sixty days after the date of Closing, the Target Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.
(d) Undertakes that it will not acquire Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than Target Fund shareholders.
(e) Undertakes that, if the Plan is consummated, the Target Fund will liquidate and dissolve.
5.3. The Trust, on behalf of each Fund:
(a) Covenants to operate the Fund’s business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.
(b) Subject to the provisions of the Plan, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.
(c) Shall file, by the Closing Date, all of the federal and other Tax Returns required by law to be filed on or before such date and all federal and other Taxes shown as due on said Tax Returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d) Intends that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.  The Trust, on behalf of each Fund, shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.
6. Conditions Precedent to be Fulfilled by the Trust, on behalf of the Funds.
The consummation of the Plan hereunder shall be subject to the following respective conditions:
(a) That all the representations and warranties contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date.
(b) That the SEC shall have declared effective the Registration Statement, or the Registration Statement shall have become effective pursuant to Rule 488 under the 1933 Act, and the SEC shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act.  And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either Fund or would prohibit the transactions contemplated hereby.
(c) That the Plan and the Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Target Fund at a duly called meeting or any adjournment thereof.
(d) The Trust, on behalf of the Target Fund, shall have declared and paid or cause to have been paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of the Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).
(e) That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of the Target Fund or the Acquiring Fund.
(f) That there shall be delivered to the Trust an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to the Trust, to the effect that:

(1) Each Fund is a series of the Trust and that the Trust is a validly existing statutory trust in good standing under the laws of the State of Delaware;
(2) The Trust is an open-end management investment company registered as such under the 1940 Act;
(3) The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary statutory trust action on the part of the Trust, on behalf of each Fund;
(4) The Trust, on behalf of each Fund, is authorized to issue an unlimited number of shares of beneficial interest, without par value; and
(5) Acquiring Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by the Trust, on behalf of the Acquiring Fund.
In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.
(g) That there shall be delivered to the Trust, on behalf of each Fund, an opinion in form and substance satisfactory to it, from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to the Trust, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, and the laws of the State of Delaware, and based upon certificates of the officers of the Trust, on behalf of each Fund, with regard to matters of fact:
(1) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund as provided for herein in exchange solely for the Acquiring Fund Shares followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Target Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;
(2) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares under Sections 361(a) and 357(a) of the Code;
(3) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the Acquiring Fund Shares under Section 1032(a) of the Code;
(4) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund Shares by the Target Fund to its shareholders in complete liquidation of the Target Fund under Section 361(c)(1) of the Code;

(5) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the Reorganization under Section 362(b) of the Code;
(6) The holding periods of the assets of the Target Fund received by the Acquiring Fund will include the periods during which such assets were held by the Target Fund under Section 1223(2) of the Code;
(7) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund Shares solely for the Acquiring Fund Shares (including fractional shares to which they may be entitled) under Section 354(a) of the Code;
(8) The aggregate tax basis of the Acquiring Fund Shares to be received by each Target Fund shareholder (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Target Fund Shares exchanged therefor under Section 358(a)(1) of the Code;
(9) The holding period of the Acquiring Fund Shares to be received by each Target Fund shareholder (including fractional shares to which they may be entitled) will include the holding period of the Target Fund Shares surrendered in exchange therefor, provided that the shareholder held the Target Fund Shares as a capital asset on the effective date of the Reorganization under Section 1223(1) of the Code; and
(10) The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of the Target Fund described in Section 381(c) of the Code, as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, if applicable,  and the Treasury Regulations thereunder.
The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Target Fund, the Acquiring Fund, or any Shareholder of the Target Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.
(h) That the Acquiring Fund’s Prospectus contained in the Registration Statement with respect to Acquiring Fund Shares to be delivered to Target Fund shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.
(i) That the Acquiring Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each holder of the Target Fund Shares.

(j) The Target Fund will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) the Target Fund Shareholder Documentation, (3) if requested by the Trust, on behalf of the Acquiring Fund, all workpapers and supporting statements related to ASC 740-10-25 (formerly, FIN 48) pertaining to the Target Fund, (4) the Tax books and records of the Target Fund for purposes of preparing any Tax Returns required by law to be filed for Tax periods ending after the Closing Date, and (5) a statement of earnings and profits as provided in Section 5.2(c).
7. Expenses.
The expenses of entering into and carrying out the provisions of the Plan shall be borne as follows: each Fund will pay 25% of the expenses of the Reorganization.  FMA, the investment manager for the Target Fund and the Acquiring Fund, will pay 50% of the expenses of the Reorganization.
8. Termination; Postponement; Waiver; Order.
(a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Reorganization abandoned at any time prior (whether before or after approval thereof by the shareholders of the Target Fund) to the Closing, or the Closing may be postponed by the Trust, on behalf of either Fund, if any condition of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met by the scheduled Closing.
(b) If the transactions contemplated by the Plan have not been consummated by September 30, 2024, the Plan shall automatically terminate on that date, unless a later date is set to by officers of the Trust.
(c) In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither the Trust, nor the Funds, nor their trustees, officers, agents or shareholders shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 7 hereof.
(d) At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by the Trust if, in the judgment of its officers, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to the Funds’ shareholders.
(e) The representations and warranties contained in Section 4 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither the Trust nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.
(f) If any order of the SEC with respect to the Plan shall be issued prior to the Closing that imposes any term or condition that is determined by action of the Board of Trustees of the Trust, on behalf of either Fund, to be acceptable, such term or condition shall be binding as if it were a part of the Plan without a vote or approval of the shareholders of the Target Fund;

provided that, if such term or condition would result in a change in the method of computing the number of Acquiring Fund Shares to be issued to the Target Fund, and such term or condition had not been included in the Prospectus/Proxy Statement or other proxy solicitation material furnished to the shareholders of the Target Fund prior to the Special Meeting, the Plan shall not be consummated and shall terminate unless the Trust, on behalf of the Target Fund, promptly calls a special meeting of the Target Fund’s shareholders at which such condition shall be submitted for approval.

9. Cooperation and Exchange of Information; Reporting Responsibility.
(a) Any reporting responsibility of the Trust, on behalf of the Target Fund, is and shall remain the responsibility of the Target Fund, up to and including the Closing Date, and such later date on which the Target Fund is liquidated including, without limitation, responsibility for (i) preparing and filing Tax Returns relating to Tax periods ending on or prior to the date of Closing (whether due before or after the Closing); and (ii) preparing and filing other documents with the SEC, any state securities commission, and any federal, state or local Tax authorities or any other relevant regulatory authority, except as otherwise mutually agreed by the parties.
(b) After the Closing Date, the Trust, on behalf of the Target Fund, shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by the Trust with respect to the Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
10. Liability of the Target Fund and the Acquiring Fund.
(a) The Trust acknowledges and agrees that all obligations on behalf of a Fund under the Plan are binding only with respect to that Fund; any liability of the Trust, on behalf of a Fund, under the Plan or in connection with the transactions contemplated herein shall be discharged only out of the assets of that Fund; and that neither the Trust nor a Fund shall seek satisfaction of any such obligation or liability from the shareholders of a Fund, the trustees, officers, employees or agents of the Trust, or any of them.
11. Entire Agreement and Amendments.
The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for.  The Plan may be amended only by mutual consent of the parties in writing.  Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.
12. Counterparts.
The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13. Governing Law.
The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.
14. Headings.
The paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

[Signature Page Follows]

IN WITNESS WHEREOF, the Trust, on behalf of each Fund, has caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

FRANKLIN MUTUAL SERIES FUNDS,
on behalf of
FRANKLIN MUTUAL FINANCIAL SERVICES FUND

By:	/s/ Alexander Kymn
	Name:	Alexander Kymn
	Title:	Vice President and Secretary

FRANKLIN MUTUAL SERIES FUNDS,
on behalf of
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND

By:	/s/ Alexander Kymn
	Name:	Alexander Kymn
	Title:	Vice President and Secretary

With respect to Section 7 of the Plan only:
FRANKLIN MUTUAL ADVISERS, LLC

By:	/s/ Christian Correa
	Name:	Christian Correa
	Title:	President

EXHIBIT B

Financial Highlights of the Financial Services Fund and Global Fund
The Financial Highlights present each Fund’s financial performance for the six month period ended June 30, 2023 and the preceding five fiscal years.  Certain information reflects financial results for a single Fund share.  The total returns represent the rate that an investor would have earned or lost on an investment in a Fund assuming reinvestment of dividends and capital gains.  Except for the six-month period ended June 30, 2023, this information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with each Fund’s financial statements, are included the Funds’ Annual Report, which is available upon request.

Franklin Mutual Financial Services Fund

		Year Ended December 31,
	Six Months Ended June 30, 2023 (unaudited)	2022	2021	2020	2019	2018
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period . . . . .	$23.80	$25.59	$20.95	$22.85	$19.52	$24.21
Income from investment operations[a]:
Net investment income[b] . . . . . . . . . . . . .	0.32	0.55	0.40	0.26	0.33	0.31[c]
Net realized and unrealized gains (losses)	(1.06)	(1.83)	4.56	(1.86)	3.38	(4.36)
Total from investment operations . . . . . . . .	(0.74)	(1.28)	4.96	(1.60)	3.71	(4.05)
Less distributions from:
Net investment income. . . . . . . . . . . . . .	—	(0.51)	(0.32)	(0.30)	(0.38)	(0.12)
Net realized gains . . . . . . . . . . . . . . . . .	—	—	—	—	—	(0.52)
Total distributions . . . . . . . . . . . . . . . . . . .	—	(0.51)	(0.32)	(0.30)	(0.38)	(0.64)
Net asset value, end of period . . . . . . . . . .	$23.06	$23.80	$25.59	$20.95	$22.85	$19.52
Total return[d] . . . . . . . . . . . . . . . . . . . . . . .	(3.11)%	(4.99)%	23.70%	(6.95)%	19.06%	(16.72)%
Ratios to average net assets[e]
Expenses[f] . . . . . . . . . . . . . . . . . . . . . . . . .	1.31%[g]	1.31%[g]	1.37%[g]	1.39%[g]	1.35%	1.34%[g]
Net investment income . . . . . . . . . . . . . . .	2.73%	2.30%	1.62%	1.42%	1.55%	1.36%[c]
Supplemental data
Net assets, end of period (000’s) . . . . . . . .	$209,145	$230,921	$259,203	$209,222	$278,968	$298,878
Portfolio turnover rate . . . . . . . . . . . . . . . .	13.47%	31.16%	28.64%	28.18%	17.06%	33.11%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.04%.
d  Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e  Ratios are annualized for periods less than one year.
f  Benefit of expense reduction rounds to less than 0.01%.
g  Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Financial Services Fund

		Year Ended December 31,
	Six Months Ended June 30, 2023 (unaudited)	2022	2021	2020	2019	2018
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period . . . . .	$23.68	$25.41	$20.78	$22.65	$19.32	$24.08
Income from investment operations[a]:
Net investment income[b] . . . . . . . . . . . . .	0.22	0.38	0.20	0.12	0.18	0.15[c]
Net realized and unrealized gains (losses)	(1.04)	(1.83)	4.52	(1.86)	3.32	(4.33)
Total from investment operations . . . . . . . .	(0.82)	(1.45)	4.72	(1.74)	3.50	(4.18)
Less distributions from:
Net investment income. . . . . . . . . . . . . .	—	(0.28)	(0.09)	(0.13)	(0.17)	(0.06)
Net realized gains . . . . . . . . . . . . . . . . .	—	—	—	—	—	(0.52)
Total distributions . . . . . . . . . . . . . . . . . . .	—	(0.28)	(0.09)	(0.13)	(0.17)	(0.58)
Net asset value, end of period . . . . . . . . . .	$22.86	$23.68	$25.41	$20.78	$22.65	$19.32
Total return[d] . . . . . . . . . . . . . . . . . . . . . . .	(3.46)%	(5.71)%	22.74%	(7.66)%	18.15%	(17.35)%
Ratios to average net assets[e]
Expenses[f]. . . . . . . . . . . . . . . . . . . . . . . . .	2.06%[g]	2.07%[g]	2.12%[g]	2.14%[g]	2.10%	2.09%[g]
Net investment income . . . . . . . . . . . . . . .	1.92%	1.58%	0.83%	0.69%	0.80%	0.61%[c]
Supplemental data
Net assets, end of period (000’s) . . . . . . . .	$14,590	$18,260	$25,503	$27,498	$46,132	$58,610
Portfolio turnover rate . . . . . . . . . . . . . . . .	13.47%	31.16%	28.64%	28.18%	17.06%	33.11%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.29%.
d  Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e  Ratios are annualized for periods less than one year.
f  Benefit of expense reduction rounds to less than 0.01%.
g  Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Financial Services Fund

		Year Ended December 31,
	Six Months Ended June 30, 2023 (unaudited)	2022	2021	2020	2019	2018
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period . . . . .	$23.88	$25.68	$21.03	$22.93	$19.58	$24.30
Income from investment operations[a]:
Net investment income[b] . . . . . . . . . . . . .	0.38	0.62	0.47	0.33	0.42	0.41[c]
Net realized and unrealized gains (losses)	(1.08)	(1.82)	4.58	(1.85)	3.40	(4.41)
Total from investment operations . . . . . . . .	(0.70)	(1.20)	5.05	(1.52)	3.82	(4.00)
Less distributions from:
Net investment income. . . . . . . . . . . . . .	—	(0.60)	(0.40)	(0.38)	(0.47)	(0.20)
Net realized gains . . . . . . . . . . . . . . . . .	—	—	—	—	—	(0.52)
Total distributions . . . . . . . . . . . . . . . . . . .	—	(0.60)	(0.40)	(0.38)	(0.47)	(0.72)
Net asset value, end of period . . . . . . . . . .	$23.18	$23.88	$25.68	$21.03	$22.93	$19.58
Total return[d] . . . . . . . . . . . . . . . . . . . . . . .	(2.93)%	(4.66)%	24.09%	(6.57)%	19.51%	(16.41)%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates . . . . . . . . . . . . . . . . . . . . . . . . . .	1.11%	1.08%	1.19%	1.16%	1.05%	1.06%
Expenses net of waiver and payments by affiliates[f] . . . . . . . . . . . . . . . . . . . . . . . . . .	1.00%	0.95%	1.02%	1.02%	0.97%	0.97%
Net investment income . . . . . . . . . . . . . . .	3.28%	2.55%	1.89%	1.83%	1.93%	1.73%[c]
Supplemental data
Net assets, end of period (000’s) . . . . . . . .	$2,439	$2,086	$2,995	$2,191	$2,931	$3,371
Portfolio turnover rate . . . . . . . . . . . . . . . .	13.47%	31.16%	28.64%	28.18%	17.06%	33.11%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.41%.
d  Total return is not annualized for periods less than one year.
e  Ratios are annualized for periods less than one year.
f  Benefit of expense reduction rounds to less than 0.01%.

Franklin Mutual Financial Services Fund

		Year Ended December 31,
	Six Months Ended June 30, 2023 (unaudited)	2022	2021	2020	2019	2018
Class Z
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period . . . .	$23.72	$25.51	$20.89	$22.78	$19.46	$24.14
Income from investment operations[a]:
Net investment income[b] . . . . . . . . . . . .	0.35	0.61	0.46	0.18	0.38	0.38[c]
Net realized and unrealized gains (losses)	(1.06)	(1.83)	4.54	(1.72)	3.38	(4.37)
Total from investment operations . . . . . . . .	(0.71)	(1.22)	5.00	(1.54)	3.76	(3.99)
Less distributions from:
Net investment income. . . . . . . . . . . . . .	—	(0.57)	(0.38)	(0.35)	(0.44)	(0.17)
Net realized gains . . . . . . . . . . . . . . . . .	—	—	—	—	—	(0.52)
Total distributions . . . . . . . . . . . . . . . . . . .	—	(0.57)	(0.38)	(0.35)	(0.44)	(0.69)
Net asset value, end of period . . . . . . . . . .	$23.01	$23.72	$25.51	$20.89	$22.78	$19.46
Total return[d] . . . . . . . . . . . . . . . . . . . . . . .	(2.99)%	(4.76)%	23.98%	(6.70)%	19.32%	(16.49)%
Ratios to average net assets[e]
Expenses[f] . . . . . . . . . . . . . . . . . . . . . . . . .	1.06%[g]	1.06%[g]	1.12%[g]	1.14%[g]	1.10%	1.09%[g]
Net investment income . . . . . . . . . . . . . . .	3.00%	2.54%	1.87%	0.99%	1.80%	1.61%[c]
Supplemental data
Net assets, end of period (000’s) . . . . . . . .	$105,760	$114,507	$128,352	$104,183	$139,189	$142,212
Portfolio turnover rate . . . . . . . . . . . . . . . .	13.47%	31.16%	28.64%	28.18%	17.06%	33.11%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.29%.
d  Total return is not annualized for periods less than one year.
e  Ratios are annualized for periods less than one year.
f  Benefit of expense reduction rounds to less than 0.01%.
g  Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Mutual Global Discovery Fund

		Year Ended December 31,
	Six Months Ended June 30, 2023 (unaudited)	2022	2021	2020	2019	2018
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period . . . . .	$26.44	$30.81	$28.12	$30.51	$26.32	$31.80
Income from investment operations[a]:
Net investment income[b] . . . . . . . . . . . . .	0.28	0.50[c]	0.33	0.86[d]	0.58	0.49
Net realized and unrealized gains (losses)	2.60	(2.15)	5.04	(2.32)	5.78	(4.04)
Total from investment operations . . . . . . . .	2.88	(1.65)	5.37	(1.46)	6.36	(3.55)
Less distributions from:
Net investment income. . . . . . . . . . . . . .	—	(0.49)	(0.73)	(0.76)	(0.62)	(0.56)
Net realized gains . . . . . . . . . . . . . . . . .	—	(2.23)	(1.95)	(0.17)	(1.55)	(1.37)
Total distributions . . . . . . . . . . . . . . . . . . .	—	(2.72)	(2.68)	(0.93)	(2.17)	(1.93)
Net asset value, end of period . . . . . . . . . .	$29.32	$26.44	$30.81	$28.12	$30.51	$26.32
Total return[e] . . . . . . . . . . . . . . . . . . . . . . .	10.89%	(4.95)%	19.40%	(4.61)%	24.37%	(10.99)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g] . . . . . . . . . . . . . . . . . . . . . . . . . .	1.22%	1.20%	1.29%	1.28%	1.25%	1.22%
Expenses net of waiver and payments by affiliates[g],[h] . . . . . . . . . . . . . . . . . . . . . . . . .	1.22%	1.20%[i]	1.27%	1.28%[i]	1.25%[i]	1.22%[i]
Expenses - incurred in connection with securities sold short . . . . . . . . . . . . . . . . .	—%[j]	—%[j]	0.02%	0.01%	0.02%	—%[j]
Net investment income . . . . . . . . . . . . . . .	1.99%	1.72%[c]	1.03%	3.39%[d]	1.95%	1.57%
Supplemental data
Net assets, end of period (000’s) . . . . . . . .	$5,033,345	$4,749,259	$5,618,446	$5,358,016	$7,683,644	$7,461,444
Portfolio turnover rate . . . . . . . . . . . . . . . .	19.39%	53.26%	40.67%	17.25%	14.08%	14.70%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.45%.
d  Net investment income per share includes approximately $0.42 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.75%.
e  Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f  Ratios are annualized for periods less than one year.
g  Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
h  Benefit of expense reduction rounds to less than 0.01%.
i  Benefit of waiver and payments by affiliates round to less than 0.01%.
j  Rounds to less than 0.01%.

Franklin Mutual Global Discovery Fund

		Year Ended December 31,
	Six Months Ended June 30, 2023 (unaudited)	2022	2021	2020	2019	2018
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period . . . . .	$26.60	$30.92	$28.12	$30.46	$26.25	$31.44
Income from investment operations[a]:
Net investment income[b] . . . . . . . . . . . . .	0.17	0.28[c]	0.09	0.67[d]	0.36	0.26
Net realized and unrealized gains (losses)	2.61	(2.13)	5.04	(2.34)	5.74	(3.98)
Total from investment operations . . . . . . . .	2.78	(1.85)	5.13	(1.67)	6.10	(3.72)
Less distributions from:
Net investment income. . . . . . . . . . . . . .	—	(0.24)	(0.38)	(0.50)	(0.34)	(0.10)
Net realized gains . . . . . . . . . . . . . . . . .	—	(2.23)	(1.95)	(0.17)	(1.55)	(1.37)
Total distributions . . . . . . . . . . . . . . . . . . .	—	(2.47)	(2.33)	(0.67)	(1.89)	(1.47)
Net asset value, end of period . . . . . . . . . .	$29.38	$26.60	$30.92	$28.12	$30.46	$26.25
Total return[e] . . . . . . . . . . . . . . . . . . . . . . .	10.45%	(5.63)%	18.50%	(5.32)%	23.43%	(11.70)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g] . . . . . . . . . . . . . . . . . . . . . . . . . .	1.97%	1.95%	2.04%	2.03%	2.00%	1.97%
Expenses net of waiver and payments by affiliates[g,h] . . . . . . . . . . . . . . . . . . . . . . . . .	1.97%	1.95%[i]	2.02%	2.03%[i]	2.00%[i]	1.97%[i]
Expenses - incurred in connection with securities sold short . . . . . . . . . . . . . . . . .	—%[j]	—%[j]	0.02%	0.01%	0.02%	—%[j]
Net investment income . . . . . . . . . . . . . . .	1.20%	0.97%[c]	0.29%	2.66%[d]	1.20%	0.82%
Supplemental data
Net assets, end of period (000’s) . . . . . . . .	$197,801	$221,344	$335,605	$494,606	$872,717	$1,054,412
Portfolio turnover rate . . . . . . . . . . . . . . . .	19.39%	53.26%	40.67%	17.25%	14.08%	14.70%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d  Net investment income per share includes approximately $0.42 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.01%.
e  Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f  Ratios are annualized for periods less than one year.
g  Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
h  Benefit of expense reduction rounds to less than 0.01%.
i  Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j  Rounds to less than 0.01%.

Franklin Mutual Global Discovery Fund

		Year Ended December 31,
	Six Months Ended June 30, 2023 (unaudited)	2022	2021	2020	2019	2018
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period . . . . .	$27.16	$31.57	$28.75	$31.17	$26.85	$32.41
Income from investment operations[a]:
Net investment income[b] . . . . . . . . . . . . .	0.33	0.62[c]	0.44	0.97[d]	0.70	0.62
Net realized and unrealized gains (losses)	2.68	(2.21)	5.18	(2.35)	5.90	(4.13)
Total from investment operations . . . . . . . .	3.01	(1.59)	5.62	(1.38)	6.60	(3.51)
Less distributions from:
Net investment income. . . . . . . . . . . . . .	—	(0.59)	(0.85)	(0.87)	(0.73)	(0.68)
Net realized gains . . . . . . . . . . . . . . . . .	—	(2.23)	(1.95)	(0.17)	(1.55)	(1.37)
Total distributions . . . . . . . . . . . . . . . . . . .	—	(2.82)	(2.80)	(1.04)	(2.28)	(2.05)
Net asset value, end of period . . . . . . . . . .	$30.17	$27.16	$31.57	$28.75	$31.17	$26.85
Total return[e] . . . . . . . . . . . . . . . . . . . . . . .	11.08%	(4.65)%	19.84%	(4.27)%	24.80%	(10.67)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g] . . . . . . . . . . . . . . . . . . . . . . . . . .	0.89%	0.86%	0.95%	0.92%	0.90%	0.88%
Expenses net of waiver and payments by affiliates[g],[h] . . . . . . . . . . . . . . . . . . . . . . . . .	0.89%	0.86%[i]	0.92%	0.92%[i]	0.89%	0.87%
Expenses - incurred in connection with securities sold short . . . . . . . . . . . . . . . . .	—%[j]	—%[j]	0.02%	0.01%	0.02%	—%[j]
Net investment income . . . . . . . . . . . . . . .	2.33%	2.07%[c]	1.35%	3.73%[d]	2.31%	1.92%
Supplemental data
Net assets, end of period (000’s) . . . . . . . .	$565,154	$525,379	$653,091	$843,143	$1,295,457	$1,418,812
Portfolio turnover rate . . . . . . . . . . . . . . . .	19.39%	53.26%	40.67%	17.25%	14.08%	14.70%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.79%.
d  Net investment income per share includes approximately $0.43 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.08%.
e  Total return is not annualized for periods less than one year.
f  Ratios are annualized for periods less than one year.
g  Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
h  Benefit of expense reduction rounds to less than 0.01%.
i  Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j  Rounds to less than 0.01%.

Franklin Mutual Global Discovery Fund

		Year Ended December 31,
	Six Months Ended June 30, 2023 (unaudited)	2022	2021	2020	2019	2018
Class Z
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period . . . . .	$27.18	$31.58	$28.77	$31.19	$26.86	$32.42
Income from investment operations[a]:
Net investment income[b] . . . . . . . . . . . . .	0.32	0.59[c]	0.42	0.96[d]	0.67	0.58
Net realized and unrealized gains (losses)	2.68	(2.20)	5.15	(2.38)	5.91	(4.13)
Total from investment operations . . . . . . . .	3.00	(1.61)	5.57	(1.42)	6.58	(3.55)
Less distributions from:
Net investment income. . . . . . . . . . . . . .	—	(0.56)	(0.81)	(0.83)	(0.70)	(0.64)
Net realized gains . . . . . . . . . . . . . . . . .	—	(2.23)	(1.95)	(0.17)	(1.55)	(1.37)
Total distributions . . . . . . . . . . . . . . . . . . .	—	(2.79)	(2.76)	(1.00)	(2.25)	(2.01)
Net asset value, end of period . . . . . . . . . .	$30.18	$27.18	$31.58	$28.77	$31.19	$26.86
Total return[e] . . . . . . . . . . . . . . . . . . . . . . .	11.04%	(4.70)%	19.67%	(4.38)%	24.70%	(10.78)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g] . . . . . . . . . . . . . . . . . . . . . . . . . .	0.97%	0.95%	1.04%	1.03%	1.00%	0.97%
Expenses net of waiver and payments by affiliates[g],[h] . . . . . . . . . . . . . . . . . . . . . . . . .	0.97%	0.95%[i]	1.02%	1.03%[i]	1.00%[i]	0.97%[i]
Expenses - incurred in connection with securities sold short . . . . . . . . . . . . . . . . .	—%[j]	—%[j]	0.02%	0.01%	0.02%	—%[j]
Net investment income . . . . . . . . . . . . . . .	2.24%	1.98%[c]	1.28%	3.66%[d]	2.20%	1.82%
Supplemental data
Net assets, end of period (000’s) . . . . . . . .	$3,039,487	$2,857,597	$3,355,158	$3,274,956	$5,176,787	$5,114,274
Portfolio turnover rate . . . . . . . . . . . . . . . .	19.39%	53.26%	40.67%	17.25%	14.08%	14.70%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.71%.
d  Net investment income per share includes approximately $0.43 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.02%.
e  Total return is not annualized for periods less than one year.
f  Ratios are annualized for periods less than one year.
g  Includes dividends and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented.
h  Benefit of expense reduction rounds to less than 0.01%.
i  Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j  Rounds to less than 0.01%.

EXHIBIT C

PRINCIPAL HOLDERS OF SECURITIES

Fund Name/Class	Name and Address	Share Amount	Percentage of Class (%)
Financial Services Fund

Class A Shares

Class C Shares

Class R6 Shares

Class Z Shares

Global Fund

Class A Shares

Class C Shares

Class R6 Shares

Class R Shares

Class Z Shares

C-1

PART B

STATEMENT OF ADDITIONAL INFORMATION
FOR
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND,
a series of
FRANKLIN MUTUAL SERIES FUNDS

Dated [February __, 2024]

Acquisition of Substantially All of the Assets of:

FRANKLIN MUTUAL FINANCIAL SERVICES FUND
(a series of Franklin Mutual Series Funds)

By and in exchange for shares of

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
(a series of Franklin Mutual Series Funds)

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of substantially all of the assets of Franklin Mutual Financial Services Fund (the “Financial Services Fund”) by and in exchange for Class A, Class C, Class R6 and Class Z shares of Franklin Mutual Global Discovery Fund (the “Global Fund,” and together with the Financial Services Fund, the “Funds”).

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated [February __, 2024] relating to the above-referenced transaction and the Special Meeting of Shareholders of the Financial Services Fund that will be held on April 5, 2024.  You can request a copy of the Prospectus/Proxy Statement by calling (800) DIAL BEN®/(800) 342-5236) or by writing to Franklin Templeton at P.O. Box 33030, St. Petersburg, Florida 33733-8030.

Table of Contents

Page
General Information	2
Supplemental Financial Information	2
Incorporation of Documents by Reference into the SAI	2

General Information

This SAI relates specifically to the proposed reorganization of the Financial Services Fund into the Global Fund.  In connection with the Special Meeting of Shareholders of the Financial Services Fund to be held on April 5, 2024 (the “Meeting”), shareholders of the Financial Services Fund will be asked to approve a proposed Plan of Reorganization (the “Plan”) providing for: (i) the acquisition of substantially all of the assets of the Financial Services Fund by the Global Fund in exchange solely for shares of the Global Fund, (ii) the pro rata distribution of such shares to the shareholders of the Financial Services Fund, and (iii) the complete liquidation and dissolution of the Financial Services Fund (the “Transaction”).  Additional information regarding the proposed Transaction is included in the Prospectus/Proxy Statement relating to the Meeting and in the documents, listed below, that are incorporated by reference into this SAI.  Further information about the Global Fund is contained in the Global Fund’s Statement of Additional Information dated May 1, 2023, SEC Accession No. 0001741773-23-001309, which is incorporated herein by reference.

Supplemental Financial Information

The Global Fund will be the accounting and performance survivor following the Transaction.  Additionally, there are no material differences in accounting, valuation and tax policies of the Financial Services Fund as compared to those of the Global Fund.

A table showing the fees and expenses of the Global Fund and Financial Services Fund and the fees and expenses of the Global Fund on a pro forma basis after giving effect to the proposed Transaction is included in the section titled “Annual Operating Expense Table For Class A, Class C, Class R6 And Class Z Shares Of The Funds And Projected Expenses After The Transaction” of the Prospectus/Proxy Statement.

The Transaction will not result in a material change to the Financial Services Fund’s investment portfolio due to the investment restrictions of the Global Fund.  As a result, a schedule of investments of the Financial Services Fund modified to show the effects of the change is not required and is not included.

Incorporation of Documents by Reference into the SAI

1.	Statement of Additional Information of each of the Global Fund and Financial Services Fund dated May 1, 2023, as supplemented to date (previously filed on EDGAR, Accession No. 0001741773-23-001309).
2.
Annual Report of each of the Global Fund and Financial Services Fund for the fiscal year ended December 31, 2022 (previously filed on EDGAR, Accession No. 0001868420-23-000032).  Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

3.
Semi-Annual Report of each of the Global Fund and Financial Services Fund for the semi-annual period ended June 30, 2023 (previously filed on EDGAR, Accession No. 0001868420-23-000130).  Only the financial statements included in the Semi-Annual Report are incorporated herein by reference, and no other parts of the Semi-Annual Report are incorporated herein by reference.

2

FRANKLIN MUTUAL SERIES FUNDS

PART C
Other Information

Item 15.	Indemnification.

The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, potential party or non-party witness or is threatened to be made a party, potential party or non-party witness to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 9(a), 9(b), 9(c), 9(d), 9(e), 11(a), 14(a) and 16(a):

(1)	Copies of the charter of the Registrant as now in effect;

(a)	Amended and Restated Agreement and Declaration of Trust of Franklin Mutual Series Funds dated May 17, 2018
Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 26, 2019

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)	By-Laws of Franklin Mutual Series Funds effective as of October 18, 2006
Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 28, 2008

(b)	Amendment effective February 1, 2018 to the By-Laws of Franklin Mutual Series Funds dated October 23, 2017
Filing: Post-Effective Amendment No. 59 to Registration
Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2018

(3)	Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)	Plan of Reorganization is filed herewith as Exhibit A to the Prospectus/Proxy Statement contained in this Registration Statement.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)	Agreement and Declaration of Trust
(1)       Article III, Shares
(2)       Article V, Shareholders’ Voting Powers and Meetings
(3)       Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(4)       Articles VIII, Certain Transactions – Section 4
(5)       Articles X, Miscellaneous – Section 4

(b)	By-Laws
(1)       Article II, Meetings of Shareholders
(2)       Article VI, Records and Reports – Section 1, 2 and 3
(3)       Article VII, General Matters: - Sections 3, 4, 6, 7
(4)       Articles VIII, Amendment – Section 1

(c)	Part B: Statement of Additional Information – Item 22
2

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)	Amended and Restated Investment Management Agreement dated as of July 1, 2014, between the Registrant on behalf of the Mutual Beacon Fund and Franklin Mutual Advisers, LLC
Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2015

(b)
Amended and Restated Investment Management Agreement dated as of July 1, 2015 and amended as of June 1, 2021 between the Registrant on behalf of the Mutual Global Discovery Fund and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2022

(c)
Form Of Amended and Restated Investment Management Agreement between the Registrant on behalf of the Franklin Mutual International Value Fund (formerly Franklin Mutual European Fund) and Franklin Mutual Advisers, LLC

Filing: Post-Effective Amendment No. 68 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2023

(d)	Amended and Restated Investment Management Agreement dated as of July 1, 2014, between the Registrant on behalf of the Mutual Financial Services Fund and Franklin Mutual Advisers, LLC
Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2015

(e)	Amended and Restated Investment Management Agreement dated as of July 1, 2014, between the Registrant on behalf of the Mutual Quest Fund and Franklin Mutual Advisers, LLC
Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2015
3

(f)	Amended and Restated Investment Management Agreement dated as of July 1, 2014, between the Registrant on behalf of the Mutual Shares Fund and Franklin Mutual Advisers, LLC
Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2015

(g)	Amendment to Investment Management Agreements dated May 14, 2020
Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 26, 2021

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)	Distribution Agreement between the Registrant and Franklin Distributors, LLC dated July 7, 2021
Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2022

(b)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated July 1, 2021
Filing: Post-Effective Amendment No. 68 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2023

(8)
Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)	Global Custody Agreement between the Registrant and JPMorgan Chase Bank dated March 1, 2020

(b)	Joinder to Global Custody Agreement dated March 1, 2020, between the Registrant and JPMorgan Chase Bank dated July 15, 2020
4

(c)	Second Joinder to Global Custody Agreement dated March 1, 2020, between the Registrant and JPMorgan Chase, dated March 12, 2021

(d)	Third Joinder to Global Custody Agreement dated March 1, 2020, between the Registrant and JPMorgan Chase, dated August 11, 2021

(e)	Fourth Joinder to Global Custody Agreement dated February 15, 2023, between the Registrant and JPMorgan Chase effective March 31, 2023

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)	Class A Amended and Restated Distribution Plan dated July 7, 2021 pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Mutual Beacon Fund and Franklin Distributors, LLC
Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2022

(b)
Class A Amended and Restated Distribution Plan dated July 7, 2021 pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Mutual International Value Fund (formerly Mutual European Fund) and Franklin Distributors, LLC

Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2022

(c)	Class A Amended and Restated Distribution Plan dated July 7, 2021 pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Mutual Global Discovery Fund and Franklin Distributors, LLC
Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2022

(d)	Class A Amended and Restated Distribution Plan dated July 7, 2021 pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Mutual Financial Services Fund and Franklin Distributors, LLC
Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2022
5

(e)	Class A Amended and Restated Distribution Plan dated July 7, 2021 pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Mutual Quest Fund and Franklin Distributors, LLC
Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2022

(f)	Class A Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Mutual Shares Fund and Franklin Distributors, LLC dated July 7, 2021
Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2022

(g)
Class C Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Mutual Beacon Fund, Franklin Mutual International Value Fund (formerly Franklin Mutual European Fund), Franklin Mutual Financial Services Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual Quest and Franklin Mutual Shares Fund, and Franklin Distributors, LLC dated July 7, 2021

Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2022

(h)
Class R Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Mutual Global Discovery Fund, Franklin Mutual Quest Fund and Franklin Mutual Shares Fund, and Franklin Distributors, LLC dated July 7, 2021

Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2022

(i)
Class R Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Mutual Beacon Fund and Franklin Mutual International Value Fund (formerly Franklin Mutual European Fund) and Franklin Distributors, LLC dated July 7, 2021

Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2022
6

(j)	Amended Multiple Class Plan effective July 7, 2021 on behalf of Franklin Mutual Beacon Fund
Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2022

(k)	Amended Multiple Class Plan effective July 7, 2021 on behalf of Franklin Mutual International Value Fund (formerly Franklin Mutual European Fund)
Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2022

(l)	Amended Multiple Class Plan effective July 7, 2021 on behalf of Franklin Mutual Financial Services Fund
Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2022

(m)	Amended Multiple Class Plan effective July 7, 2021 on behalf of Franklin Mutual Global Discovery Fund
Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2022

(n)	Amended Multiple Class Plan effective July 7, 2021 on behalf of Franklin Mutual Quest Fund
Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2022

(o)	Amended Multiple Class Plan effective July 7, 2021 on behalf of Franklin Mutual Shares Fund
Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2022

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP dated January 10, 2024, filed herewith.
7

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

To be filed by Post-Effective Amendment pursuant to the undertaking in Item 17(3) below.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Amended and Restated Fund Administration Agreement dated May 21, 2012, between the Registrant, on behalf of Mutual Beacon Fund, Mutual Global Discovery Fund, Franklin Mutual International Value Fund (formerly Mutual European Fund), Mutual Financial Services Fund, Mutual Quest Fund, Mutual Shares Fund and Mutual International Fund, and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 28, 2014

(b)	Second Amended and Restated Transfer Agent and Shareholder Agreement dated October 1, 2022, between Registrant and Franklin Templeton Investor Services, LLC
Filing: Post-Effective Amendment No. 68 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2023

(c)	Fund Services Agreement between Franklin Templeton Services, LLC and JPMorgan dated January 22, 2020
Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2022

(d)	Second Amendment to Fund Services Agreement between Franklin Templeton Services, LLC and JPMorgan dated January 29, 2021
Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2022

(e)	Third Amendment to Fund Services Agreement between Franklin Templeton Services, LLC and JPMorgan dated March 12, 2021
Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2022
8

(f)	Fourth Amendment to Fund Services Agreement between Franklin Templeton Services, LLC and JPMorgan dated September 1, 2021
Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2022

(g)	Amendment to Fund Services Agreement between Franklin Templeton Services LLC, and JPMorgan Chase Bank dated July 15, 2020
Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 26, 2021

(h)
Form of Rule 12d1-4 Fund of Funds Investment Agreement on behalf of Franklin Mutual International Value Fund (formerly Mutual European), Mutual Financial Services, Mutual Global Discovery, Mutual Quest and Mutual Shares

Filing: Post-Effective Amendment No. 66 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2022

(i)	Fifth Amendment to Fund Services Agreement between Franklin Templeton Services, LLC and JPMorgan dated June 10, 2022
Filing: Post-Effective Amendment No. 68 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2023

(j)	Form of Subscription Agreement by Sole Shareholders
Filing: Post-Effective Amendment No. 22 to Registration
Statement on Form N-1A
File No. 033-18516
Filing Date: April 30, 1997

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm re: Franklin Mutual Global Discovery Fund and Franklin Mutual Financial Services Fund, filed herewith.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Power of Attorney dated January 2, 2024, filed herewith.

(17)	Any additional exhibits which the Registrant may wish to file.

(a)	Code of Ethics dated January 1, 2023
Filing: Post-Effective Amendment No. 68 to Registration Statement on Form N-1A
File No. 033-18516
Filing Date: April 27, 2023
9

Item 17.	Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

10

SIGNATURES
As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo and the State of California, on the 10th day of January, 2024.

FRANKLIN MUTUAL SERIES FUNDS
(Registrant)

BY:	/s/ Alexander Y. Kymn
Alexander Y. Kymn
Vice President and Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

CHRISTIAN K. CORREA*	President and Chief Executive Officer– Investment Management
Christian K. Correa	Dated: January 10, 2024

CHRISTOPHER KINGS*	Chief Executive Officer– Finance and Administration
Christopher Kings	Dated: January 10, 2024

JEFFREY W. WHITE*	Chief Financial Officer and Chief Accounting Officer
Jeffrey W. White	Dated: January 10, 2024

ANN TORRE BATES*	Trustee
Ann Torre Bates	Dated: January 10, 2024

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: January 10, 2024

JENNIFER M. JOHNSON*	Trustee
Jennifer M. Johnson	Dated: January 10, 2024

KEITH E. MITCHELL*	Trustee
Keith E. Mitchell	Dated: January 10, 2024

DAVID W. NIEMIEC*	Trustee
David W. Niemiec	Dated: January 10, 2024

JAN HOPKINS TRACHTMAN*	Trustee
Jan Hopkins Trachtman	Dated: January 10, 2024

VALERIE M. WILLIAMS*	Trustee
Valerie M. Williams	Dated: January 10, 2024

*By:	/s/ Alexander Y. Kymn
Alexander Y. Kymn, Attorney-in-Fact
(Pursuant to Power of Attorney filed herewith)

FRANKLIN MUTUAL SERIES FUNDS
N-14 REGISTRATION STATEMENT
EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION
EX-99.(4)(a)	Plan of Reorganization of Franklin Mutual Financial Services Fund into Franklin Mutual Global Discovery Fund dated December 14, 2023
EX-99.(9)(a)	Global Custody Agreement between the Registrant and JPMorgan Chase Bank dated March 1, 2020
EX-99.(9)(b)	Joinder to Global Custody Agreement dated March 1, 2020, between the Registrant and JPMorgan Chase Bank dated July 15, 2020
EX-99.(9)(c)	Second Joinder to Global Custody Agreement dated March 1, 2020, between the Registrant and JPMorgan Chase, dated March 12, 2021
EX-99.(9)(d)	Third Joinder to Global Custody Agreement dated March 1, 2020, between the Registrant and JPMorgan Chase, dated August 11, 2021
EX-99.(9)(e)	Fourth Joinder to Global Custody Agreement dated February 15, 2023, between the Registrant and JPMorgan Chase effective March 31, 2023
EX-99.(11)(a)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP dated January 10, 2024
EX-99.(14)(a)	Consent of Independent Registered Public Accounting Firm re: Franklin Mutual Global Discovery Fund and Franklin Mutual Financial Services Fund
EX-99.(16)(a)	Power of Attorney dated January 2, 2024